UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: February 29, 2024

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

August 31, 2023

SEMI-ANNUAL REPORT

SEI Catholic Values Trust

❯	Catholic Values Equity Fund

❯	Catholic Values Fixed Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	37
Notes to Financial Statements	38
Disclosure of Fund Expenses	55
Review of the Liquidity Risk Management Program	56
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	57

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Equity Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 7.2%
Alphabet Inc, Cl A *	11,327	$1,542
Alphabet Inc, Cl C *	25,100	3,447
America Movil ADR	28,642	549
AT&T Inc	60,883	900
Cable One Inc	159	103
Charter Communications Inc, Cl A *	128	56
Cogent Communications Holdings Inc	1,022	72
Comcast Corp, Cl A	14,311	669
Electronic Arts Inc	3,208	385
Fox Corp	2,882	92
IAC *	443	24
Informa PLC	125,588	1,163
Interpublic Group of Cos Inc/The	4,252	139
Liberty Media -Liberty Formula One, Cl C *	1,957	135
Liberty Media -Liberty Live, Cl C *	690	23
Liberty Media -Liberty SiriusXM *	2,161	53
Live Nation Entertainment Inc *	33	3
Madison Square Garden Sports C	191	34
Match Group *	514	24
Meta Platforms, Cl A *	10,739	3,177
Netflix Inc *	1,697	736
New York Times Co/The, Cl A	2,073	92
News	6,196	133
Nexstar Media Group Inc, Cl A	2,208	359
Omnicom Group Inc	911	74
Orange	67,215	756
Paramount Global, Cl A	2,056	38
Paramount Global, Cl B	2,018	30
Pinterest Inc, Cl A *	5,993	165
Quebecor, Cl B	24,524	560
ROBLOX, Cl A *	389	11
Roku Inc, Cl A *	292	24
Scout24 AG	16,953	1,171
Shutterstock	560	24
SK Telecom	7,918	288

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spotify Technology SA *	2,274	$350
Take-Two Interactive Software Inc *	1	—
TEGNA	5,058	84
Tencent Holdings Ltd	13,500	559
T-Mobile US Inc	10,273	1,400
Toei Animation Co Ltd	1,300	110
Trade Desk Inc, Cl A *	825	66
TripAdvisor Inc *	1,860	28
Universal Music Group	12,959	322
Verizon Communications Inc	20,260	709
Walt Disney Co/The *	24,517	2,052
World Wrestling Entertainment, Cl A	1,782	172
ZoomInfo Technologies, Cl A *	2,140	38

		22,941
Consumer Discretionary — 10.0%
ADT Inc	5,625	36
Advance Auto Parts Inc	623	43
Airbnb, Cl A *	1,045	137
Amazon.com Inc *	29,981	4,138
American Eagle Outfitters Inc	16,752	284
Aptiv PLC *	636	65
Aramark	2,596	97
Autoliv	1,309	128
AutoNation *	266	42
AutoZone Inc *	44	111
Bath & Body Works	2,927	108
Best Buy Co Inc	976	75
Booking Holdings Inc *	283	879
BorgWarner Inc	537	22
BRP	4,398	336
Brunswick Corp	1,228	97
Burlington Stores Inc *	404	66
Capri Holdings *	1,728	91
CarMax Inc *	744	61
Carnival Corp *	4,654	74
Carter's Inc	1,053	75
Cheesecake Factory Inc/The	2,627	84
Chipotle Mexican Grill Inc, Cl A *	81	156
Choice Hotels International	641	81
Columbia Sportswear Co	602	44
Coupang, Cl A *	3,716	71
Crocs *	590	57
Darden Restaurants Inc	375	58
Deckers Outdoor Corp *	571	302
Dick's Sporting Goods Inc	1,799	209
Dollarama Inc	4,268	276
DoorDash, Cl A *	31	3
Dorman Products *	812	67
Dowlais Group *	38,279	55
DR Horton Inc	286	34
eBay Inc	5,427	243
Etsy Inc *	427	31

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Expedia Group *	485	$53
Faurecia	6,028	129
Five Below Inc *	501	86
Floor & Decor Holdings Inc, Cl A *	1,447	144
Ford Motor Co	4,403	53
GameStop, Cl A *	2,112	39
Gap Inc/The	4,895	57
Garmin Ltd	814	86
General Motors Co	8,778	294
Gentex	9,742	318
Genuine Parts	393	60
Goodyear Tire & Rubber Co/The *	5,890	76
Grand Canyon Education *	215	25
H&R Block Inc	2,629	105
Hasbro Inc	526	38
Hilton Worldwide Holdings Inc	2,280	339
Home Depot Inc/The	6,276	2,073
Hyatt Hotels Corp, Cl A	774	87
Industria de Diseno Textil SA	34,105	1,309
Kohl's Corp	839	22
Lear Corp	411	59
Leggett & Platt	3,003	85
Lithia Motors, Cl A	418	129
Lowe's Cos Inc	9,807	2,260
lululemon athletica Inc *	285	109
Macy's Inc	595	7
Magna International Inc	12,236	720
Marriott International Inc/MD, Cl A	679	138
Marriott Vacations Worldwide	483	53
Mattel Inc *	910	20
McDonald's Corp	368	103
MercadoLibre Inc *	664	911
MGM Resorts International	2,405	106
Midea Group, Cl A	23,400	181
Minor International	768,200	729
Mister Car Wash *	6,801	49
Mohawk Industries Inc *	721	73
Monro Inc	9,774	320
Murphy USA	644	205
NIKE Inc, Cl B	10,089	1,026
Nordstrom Inc	1,516	25
Norwegian Cruise Line Holdings Ltd *	2,379	39
NVR *	23	147
Ollie's Bargain Outlet Holdings *	1,782	137
Oppein Home Group, Cl A	21,100	283
O'Reilly Automotive Inc *	141	133
Oxford Industries	1,191	120
Peloton Interactive Inc, Cl A *	1,049	7
Penske Automotive Group	933	153
Petco Health & Wellness, Cl A *	6,097	31
Phinia	107	3
Polaris Inc	549	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pool Corp	1,552	$567
PulteGroup Inc	48	4
PVH Corp	1,066	89
Ralph Lauren, Cl A	847	99
Ross Stores Inc	16,020	1,951
Royal Caribbean Cruises Ltd *	765	76
Samsonite International SA *	156,700	525
Service Corp International/US	1,305	82
Shimano Inc	2,400	353
Sodexo SA	5,654	608
Starbucks Corp	9,115	888
Steven Madden	2,716	94
Tapestry	2,532	84
Tempur Sealy International	2,754	129
Tesla Inc *	5,573	1,438
Texas Roadhouse, Cl A	566	59
TJX Cos Inc/The	5,133	475
TopBuild *	268	78
Topgolf Callaway Brands *	2,933	51
Topsports International Holdings	108,000	88
Tractor Supply Co	1,428	312
Travel + Leisure	1,185	48
Trip.com Group ADR *	2,629	103
Ulta Beauty Inc *	893	371
Under Armour, Cl A *	4,708	36
Urban Outfitters Inc *	2,117	70
Vail Resorts Inc	213	48
Valvoline Inc	2,446	84
VF Corp	1,652	33
Victoria's Secret *	3,430	66
Wendy's Co/The	2,626	52
Whirlpool	461	65
Williams-Sonoma Inc	555	78
Wingstop Inc	789	127
Wyndham Hotels & Resorts Inc	874	66
YETI Holdings Inc *	1,751	87
Yum! Brands Inc	560	72

		32,008
Consumer Staples — 7.5%
Archer-Daniels-Midland Co	1,290	102
Brown-Forman Corp, Cl B	1,103	73
Bunge Ltd	963	110
Campbell Soup Co	5,858	244
Casey's General Stores Inc	344	84
Clorox Co/The	495	77
Coca-Cola Co/The	29,579	1,770
Colgate-Palmolive Co	7,124	523
Conagra Brands Inc	45,001	1,345
Constellation Brands Inc, Cl A	1,692	441
Costco Wholesale Corp	2,137	1,174
Darling Ingredients *	1,535	95
Diageo PLC	29,784	1,224

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollar General Corp	9,398	$1,302
Dollar Tree Inc *	565	69
Estee Lauder, Cl A	422	68
Flowers Foods Inc	2,694	64
General Mills Inc	7,218	488
Greencore Group PLC *	756,257	807
Hain Celestial Group Inc/The *	2,713	29
Hershey Co/The	1,957	421
Hormel Foods Corp	2,233	86
Ingredion Inc	6,376	656
Inner Mongolia Yili Industrial Group, Cl A	118,900	424
Inter Parfums	1	—
JM Smucker Co/The	8,121	1,177
Kellogg Co	3,231	197
Keurig Dr Pepper Inc	1,806	61
Kimberly-Clark Corp	2,896	373
Kraft Heinz Co/The	1,549	51
Kroger Co/The	23,362	1,084
Lamb Weston Holdings Inc	1,288	126
Lancaster Colony	634	105
McCormick & Co Inc/MD	1,882	155
MGP Ingredients	213	26
Mondelez International Inc, Cl A	25,784	1,837
Nomad Foods Ltd *	21,712	398
Olaplex Holdings *	17,269	47
PepsiCo Inc	5,949	1,058
Performance Food Group *	132	8
Pernod Ricard SA	6,409	1,260
Pigeon Corp	4,200	49
Sysco Corp	22,682	1,580
Target Corp	1,620	205
TreeHouse Foods Inc *	2,188	102
Tyson Foods Inc, Cl A	5,994	319
Unilever PLC	23,882	1,224
US Foods Holding Corp *	13,632	551
Walgreens Boots Alliance Inc	9,524	241
Walmart	659	107

		24,017
Energy — 5.1%
3R PETROLEUM OLEO E GAS *	9,646	65
Antero Midstream	5,338	65
Antero Resources Corp *	3,254	90
Baker Hughes Co, Cl A	29,228	1,058
BP PLC ADR	29,443	1,095
Canadian Natural Resources Ltd	18,278	1,182
Cheniere Energy Inc	1,728	282
Chesapeake Energy	749	66
Chevron Corp	15,633	2,519
Chord Energy	419	68
Civitas Resources	1,745	143
ConocoPhillips	8,365	996
Coterra Energy	648	18

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Devon Energy Corp	6,524	$333
Diamondback Energy Inc	416	63
DT Midstream	465	24
EOG Resources Inc	6,401	823
EQT Corp	6,571	284
Exxon Mobil Corp	8,227	915
Halliburton Co	5,206	201
Hess Corp	1,868	289
Kinder Morgan Inc/DE	19,664	339
Marathon Oil Corp	2,359	62
Marathon Petroleum Corp	2,427	347
New Fortress Energy, Cl A	2,147	67
Northern Oil and Gas	1,911	80
Occidental Petroleum Corp	1,070	67
ONEOK Inc	2,578	168
Ovintiv	2,331	109
Phillips 66	1,454	166
Pioneer Natural Resources Co	6,814	1,621
Range Resources Corp	4,108	133
Schlumberger Ltd	4,621	272
Shell PLC	34,759	1,062
Shell PLC ADR	5,673	352
Southwestern Energy Co *	15,313	104
TechnipFMC	4,011	76
Texas Pacific Land	71	134
TotalEnergies SE	978	62
Valero Energy Corp	1,795	233
Williams Inc	4,821	166

		16,199
Financials — 14.7%
Affiliated Managers Group Inc	631	85
Affirm Holdings, Cl A *	801	17
Aflac Inc	1,184	88
AGNC Investment Corp ‡	2,829	28
AIA Group Ltd	126,200	1,146
Allfunds Group PLC	8,950	53
Allstate Corp/The	1,314	142
Ally Financial Inc	2,235	62
American Express Co	2,128	336
Ameriprise Financial Inc	1,620	547
Aon PLC, Cl A	1,968	656
Arch Capital Group *	2,300	177
Ares Management, Cl A	1,251	129
Arthur J Gallagher	588	136
Assurant	485	68
Assured Guaranty Ltd	1,974	116
Axis Capital Holdings	1,754	96
Bank of America Corp	46,998	1,347
Bank of New York Mellon Corp/The	6,146	276
Bank OZK	9,680	389
Berkshire Hathaway Inc, Cl B *	5,080	1,830
BlackRock Inc, Cl A	797	558

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blackstone	1,004	$107
Block, Cl A *	934	54
BOK Financial Corp	794	66
Brighthouse Financial Inc *	1,395	69
Brown & Brown	1,634	121
Capital One Financial Corp	657	67
Carlyle Group	1,855	60
Charles Schwab Corp/The	8,887	526
Chimera Investment Corp ‡	7,819	47
Chubb Ltd	1,561	314
Cincinnati Financial	726	77
Citigroup Inc	41,337	1,707
Citizens Financial Group Inc	14,083	396
City Holding	679	62
CME Group Inc, Cl A	2,621	531
CNA Financial Corp	184	7
Cohen & Steers Inc	792	52
Columbia Banking System	2,761	57
Comerica Inc	724	35
Commerce Bancshares Inc/MO	1,253	61
Credit Acceptance Corp *	209	105
Cullen/Frost Bankers Inc	599	57
Danske Bank	20,587	464
Discover Financial Services	3,821	344
East West Bancorp Inc	1,870	103
Equitable Holdings Inc	4,036	116
Euronet Worldwide *	554	48
Evercore Inc, Cl A	786	110
Everest Re Group Ltd	248	89
Eversource Energy	5,900	377
FactSet Research Systems Inc	1,257	549
Fidelity National Financial	1,791	74
Fidelity National Information Services Inc	613	34
Fifth Third Bancorp	1,877	50
First American Financial	1,122	69
First Citizens BancShares, Cl A	16	22
First Hawaiian Inc	1,924	36
First Horizon National Corp	10,810	136
First Interstate BancSystem, Cl A	2,479	64
Fiserv Inc *	689	84
FleetCor Technologies Inc *	370	101
FNB Corp	33,393	388
Franklin Resources Inc	1,707	46
Gjensidige Forsikring	4,629	72
Global Payments Inc	12,170	1,542
Globe Life	1,091	122
Goldman Sachs Group Inc/The	270	88
Hamilton Lane, Cl A	801	74
Hanover Insurance Group	687	73
Hartford Financial Services Group Inc/The	4,339	312
HDFC Bank Ltd ADR	3,611	225
Home BancShares Inc/AR	2,656	59

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Houlihan Lokey, Cl A	658	$69
Huntington Bancshares Inc/OH	11,006	122
Independent Bank	1,149	62
ING Groep	58,676	834
Intercontinental Exchange Inc	565	67
Invesco Ltd	3,179	51
Jack Henry & Associates Inc	408	64
Janus Henderson Group PLC	2,562	70
Jefferies Financial Group	2,802	100
JPMorgan Chase & Co	11,669	1,708
KeyCorp	3,317	38
KKR & Co Inc, Cl A	2,511	158
Lincoln National Corp	1,943	50
London Stock Exchange Group PLC	111	11
LPL Financial Holdings	709	163
LVMH Moet Hennessy Louis Vuitton	1,552	1,318
M&T Bank Corp	1,119	140
MarketAxess Holdings Inc	311	75
Marsh & McLennan Cos Inc	9,792	1,909
Mastercard Inc, Cl A	677	279
MetLife Inc	4,026	255
MGIC Investment Corp	7,078	124
Moody's Corp	248	84
Morgan Stanley	11,960	1,018
Morningstar Inc	253	59
MSCI Inc, Cl A	664	361
Nasdaq Inc	1,761	92
National Bank Holdings, Cl A	2,089	66
NatWest Group PLC	229,109	669
New York Community Bancorp	11,603	142
NN Group NV	22,442	866
Northern Trust Corp	2,012	153
NU Holdings, Cl A *	8,157	56
Old National Bancorp	5,074	77
Old Republic International	2,551	70
OneMain Holdings Inc, Cl A	1,860	77
ORIX	105,400	1,969
Partners Group Holding AG	614	664
PayPal Holdings Inc *	4,618	289
Pinnacle Financial Partners	2,549	170
PNC Financial Services Group Inc/The	2,121	256
Popular Inc	8,265	564
Primerica	683	137
Principal Financial Group Inc	1,152	89
Progressive Corp/The	5,722	764
Prosperity Bancshares Inc	1,900	108
Prudential Financial Inc	5,745	544
Raymond James Financial Inc	1,360	142
Regions Financial Corp	5,506	101
Reinsurance Group of America	1	—
Rithm Capital ‡	6,833	70
Rocket Inc, Cl A *	6,200	66

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
S&P Global Inc	3,343	$1,307
SCB X	145,700	491
SLM Corp	12,309	175
SoFi Technologies *	7,540	65
Starwood Property Trust ‡	4,020	82
State Street Corp	18,977	1,304
Stifel Financial	1,841	120
Synchrony Financial	2,944	95
Synovus Financial Corp	5,299	164
T Rowe Price Group Inc	674	76
TPG, Cl A	2,239	63
Tradeweb Markets, Cl A	874	76
Travelers Cos Inc/The	433	70
Truist Financial Corp	2,659	81
UniCredit	40,866	1,001
Univest Financial Corp	3,376	61
Unum Group	3,649	179
US Bancorp	8,898	325
UWM Holdings	11,185	67
Valley National Bancorp	7,913	73
Virtu Financial Inc, Cl A	3,660	69
Visa Inc, Cl A	14,423	3,543
W R Berkley	1,406	87
Webster Financial Corp	5,867	249
Western Alliance Bancorp	2,780	139
Western Union Co	4,919	61
WEX Inc *	324	64
White Mountains Insurance Group	78	124
Willis Towers Watson PLC	1,659	343
Wintrust Financial Corp	1,614	125
Worldline *	5,720	187
XP, Cl A *	2,423	61
Zions Bancorp NA	1,209	43

		47,091
Health Care — 12.2%
Acadia Healthcare Co Inc *	4,280	330
agilon health *	753	13
Align Technology Inc *	210	78
Alnylam Pharmaceuticals Inc *	1,376	272
Amedisys Inc *	685	64
AmerisourceBergen Corp, Cl A	11,501	2,024
Avantor Inc *	19,635	425
Azenta *	9,220	520
Baxter International Inc	11,232	456
Boston Scientific Corp *	15,011	810
Cardinal Health Inc	3,870	338
Certara *	1,816	29
Chemed Corp	1,244	636
Cigna Group	2,116	585
Coloplast, Cl B	7,648	875
ConvaTec Group PLC	482,889	1,422
CVS Health Corp	26,983	1,758

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dechra Pharmaceuticals PLC	22,791	$1,099
DENTSPLY SIRONA Inc	4,307	160
DexCom Inc *	5,879	594
Doximity, Cl A *	19	—
Edwards Lifesciences Corp *	8,452	646
Elanco Animal Health Inc *	31,999	390
Elevance Health	1,884	833
Encompass Health Corp	4,007	285
Enovis *	1,056	59
Envista Holdings Corp *	2,745	88
Exact Sciences Corp *	2,022	169
Exelixis Inc *	13,403	300
Fortrea Holdings *	513	14
Globus Medical Inc, Cl A *	824	45
Henry Schein Inc *	2,467	189
Hologic Inc *	1,306	98
Horizon Therapeutics PLC *	5,701	643
Hoya	9,900	1,099
Humana Inc	345	159
ICON PLC *	6,674	1,735
ICU Medical Inc *	171	25
IDEXX Laboratories Inc *	1,521	778
Incyte Corp *	7,222	466
Insulet Corp *	385	74
Integra LifeSciences Holdings Corp *	1,163	49
Intuitive Surgical Inc *	2,721	851
Ionis Pharmaceuticals Inc *	1,566	63
IQVIA Holdings Inc *	3,034	675
Jazz Pharmaceuticals PLC *	7,319	1,049
Laboratory Corp of America Holdings	513	107
LeMaitre Vascular	2,009	116
Masimo Corp *	645	74
McKesson Corp	2,773	1,143
Medtronic PLC	25,837	2,106
Mettler-Toledo International Inc *	509	618
Mirati Therapeutics Inc *	1,886	70
Molina Healthcare Inc *	1	—
Natera *	6,254	367
Neurocrine Biosciences Inc *	4,676	509
Novocure Ltd *	1,591	35
NuVasive *	1,742	69
Penumbra Inc *	330	87
Premier Inc, Cl A	12,059	260
Prestige Consumer Healthcare *	16,138	941
Quest Diagnostics Inc	2,735	360
QuidelOrtho *	738	61
Repligen Corp *	2,688	467
ResMed Inc	2,818	450
Royalty Pharma PLC, Cl A	12,435	371
Sarepta Therapeutics Inc *	348	42
Seagen Inc *	1,536	317
Sotera Health *	14,036	227

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
STERIS PLC	4,606	$1,058
Stryker Corp	2,405	682
Syneos Health, Cl A *	1,500	64
Tandem Diabetes Care Inc *	159	4
Teladoc Health Inc *	293	7
Teleflex Inc	1,029	219
TransMedics Group *	4,957	325
United Therapeutics Corp *	2,281	512
US Physical Therapy Inc	80	8
Vaxcyte *	1,194	62
Veeva Systems Inc, Cl A *	1,171	244
Waters Corp *	2,039	573
West Pharmaceutical Services Inc	1,809	736
Zimmer Biomet Holdings Inc	5,327	635
Zoetis Inc, Cl A	8,994	1,713

		38,909
Industrials — 12.2%
3M Co	4,290	458
ABM Industries Inc	2,652	120
Acuity Brands	561	90
AECOM	1,218	107
AerCap Holdings NV *	10,135	624
AGCO Corp	675	87
Air Lease Corp, Cl A	6,874	280
Alaska Air Group Inc *	2,479	104
Allegion PLC	536	61
Allison Transmission Holdings Inc	2,275	138
American Airlines Group Inc *	4,404	65
AMETEK Inc	3,249	518
AO Smith Corp	943	68
Armstrong World Industries Inc	1,080	83
Assa Abloy AB, Cl B	45,170	1,019
Automatic Data Processing Inc	6,209	1,581
AutoStore Holdings *	26,907	46
AZEK, Cl A *	2,408	82
Booz Allen Hamilton Holding, Cl A	1,232	140
Broadridge Financial Solutions Inc	381	71
CACI International, Cl A *	373	122
Carlisle	402	106
Carrier Global	2,640	152
Caterpillar Inc	256	72
Ceridian HCM Holding *	1,194	87
CH Robinson Worldwide Inc	994	90
ChargePoint Holdings *	7,231	52
Cie de Saint-Gobain	14,718	961
Cintas Corp	215	108
Clarivate PLC *	9,578	71
CNH Industrial	33,881	467
Computershare	12,046	196
Concentrix Corp	404	32
Copart Inc *	3,236	145
CoStar Group Inc *	712	58

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CSX Corp	4,524	$137
Cummins Inc	1,667	383
Deere & Co	1,975	812
Delta Air Lines Inc	13,141	563
Diploma PLC	361	14
Donaldson Co Inc	397	25
Dover Corp	1,366	203
Eaton Corp PLC	4,657	1,073
EMCOR Group	908	204
Emerson Electric Co	1,607	158
Enerpac Tool Group, Cl A	29,470	772
EnPro Industries	1,183	161
ExlService Holdings *	5,410	158
Expeditors International of Washington Inc	896	105
Fastenal Co	1,128	65
FedEx Corp	2,248	587
Ferguson	409	66
Flowserve Corp	1,306	52
Fortive Corp	627	49
Fortune Brands Home & Security	945	65
FTI Consulting Inc *	918	171
Gates Industrial Corp PLC *	5,238	64
Generac Holdings *	427	51
Genpact Ltd	1,375	51
GFL Environmental	28,127	911
Graco Inc	401	32
Harsco *	82,484	615
Hayward Holdings *	5,405	80
HEICO Corp	12	2
Hexcel Corp	889	65
Howmet Aerospace	2,891	143
Hubbell Inc, Cl B	100	33
Huron Consulting Group *	270	27
IDEX	425	96
Illinois Tool Works Inc	3,263	807
Ingersoll Rand Inc	1,197	83
Insperity	1,029	104
Intertek Group PLC	2,217	116
ITT	1,117	114
JB Hunt Transport Services Inc	477	90
Johnson Controls International PLC	9,066	535
Kirby Corp *	2,029	168
Knight-Swift Transportation Holdings Inc, Cl A	1,117	61
Korn Ferry	1,643	84
Landstar System Inc	336	64
Legrand SA	12,026	1,189
Lennox International Inc	194	73
Lincoln Electric Holdings	809	156
Lyft, Cl A *	1,618	19
ManpowerGroup Inc	944	74
Masco Corp	1,109	65

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Masonite International *	628	$65
MasTec *	834	83
MDU Resources Group Inc	2,166	44
Mercury Systems *	1,569	62
Middleby *	535	78
MSC Industrial Direct Co Inc, Cl A	5,596	571
Nordson Corp	843	206
Norfolk Southern Corp	420	86
nVent Electric PLC	2,436	138
Old Dominion Freight Line	24	10
Oshkosh Corp	1,137	118
Otis Worldwide Corp	5,471	468
Owens Corning	790	114
PACCAR Inc	1,156	95
Parker-Hannifin Corp	356	148
Paychex Inc	550	67
Paycom Software Inc	217	64
Paylocity Holding Corp *	467	94
Pentair PLC	1,364	96
Prysmian SpA	1,615	66
Qantas Airways Ltd *	65,701	251
Quanta Services	191	40
RB Global	1,099	68
Regal Beloit Corp	733	119
RELX PLC	49,820	1,626
Republic Services Inc, Cl A	700	101
Rheinmetall	2,320	633
Robert Half International Inc	1,607	119
Rockwell Automation Inc	1,053	329
Rollins Inc	2,023	80
Ryder System Inc	2,375	239
Saia *	191	81
Schneider National Inc, Cl B	2,470	71
Science Applications International	1,200	141
Sensata Technologies Holding PLC	6,719	253
Siemens Energy	3,665	52
SiteOne Landscape Supply *	487	83
SMS Co Ltd	24,300	469
Snap-on Inc	657	176
SNC-Lavalin Group	38,282	1,246
Southwest Airlines Co	1,122	35
Standex International	1,404	216
Stanley Black & Decker Inc	4,972	469
Sunrun Inc *	439	7
Tetra Tech Inc	1,268	200
Timken Co/The	1,209	92
Toro Co/The	721	74
Toromont Industries Ltd	5,172	424
Trane Technologies PLC	3,308	679
TransDigm Group Inc *	333	301
TransUnion	974	79
Trex Inc *	956	68

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TTEC Holdings	1,856	$55
UniFirst	449	79
Union Pacific Corp	3,457	763
United Airlines Holdings Inc *	1,164	58
United Parcel Service Inc, Cl B	7,148	1,211
United Rentals Inc	308	147
Verisk Analytics Inc, Cl A	474	115
Waste Connections	4,523	620
Waste Management Inc	3,911	613
Watsco Inc	331	121
WESCO International Inc	964	156
Westinghouse Air Brake Technologies Corp	2,694	303
WillScot Mobile Mini Holdings *	3,052	125
Wolters Kluwer	3,535	427
Woodward Inc	800	104
WW Grainger Inc	2,445	1,746
Xylem Inc/NY	5,273	546

		38,939
Information Technology — 21.8%
Accenture PLC, Cl A	4,755	1,540
Adobe Inc *	2,572	1,439
Advanced Micro Devices Inc *	11,910	1,259
Advantest	5,600	704
Akamai Technologies Inc *	5,807	610
Allegro MicroSystems *	1,597	61
Alteryx, Cl A *	1,413	42
Amdocs Ltd	872	78
Amphenol Corp, Cl A	1,822	161
Analog Devices Inc	326	59
ANSYS Inc *	247	79
Apple Inc	53,461	10,044
Applied Materials Inc	6,375	974
Arista Networks Inc *	4,166	813
Arrow Electronics Inc *	1,030	137
ASML Holding NV	2,355	1,554
Aspen Technology *	322	62
Atlassian, Cl A *	1	—
Autodesk Inc *	334	74
Avnet Inc	1,907	97
Belden	657	62
Bentley Systems, Cl B	2,299	115
Black Knight Inc *	1,137	86
Broadcom Inc	2,039	1,882
Cadence Design Systems Inc *	832	200
CDW Corp	2,530	534
Check Point Software Technologies Ltd *	7,680	1,034
Ciena Corp *	1,878	94
Cirrus Logic Inc *	1,236	101
Cisco Systems Inc	19,204	1,101
Cloudflare, Cl A *	666	43
Cognex Corp	6,582	310
Cognizant Technology Solutions Corp, Cl A	869	62

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coherent *	2,594	$98
Confluent, Cl A *	550	18
Crowdstrike Holdings Inc, Cl A *	110	18
Datadog, Cl A *	1,075	104
DocuSign Inc, Cl A *	497	25
Dolby Laboratories Inc, Cl A	1,050	89
Dropbox Inc, Cl A *	2,225	62
DXC Technology Co *	2,083	43
Elastic NV *	642	40
Entegris	553	56
F5 Networks Inc *	506	83
Fair Isaac *	42	38
First Solar Inc *	733	139
Fortinet *	1,010	61
FUJIFILM Holdings	3,500	207
Gartner *	205	72
Gen Digital	2,665	54
Globant SA *	146	30
GoDaddy Inc, Cl A *	7,977	578
Guidewire Software *	1,075	93
Harmonic *	9,616	103
Hewlett Packard Enterprise Co	41,813	710
Hexagon, Cl B	36,106	323
HP Inc	23,918	711
HubSpot Inc *	83	45
Intel Corp	3,429	120
International Business Machines Corp	678	100
Intuit Inc	4,062	2,201
IPG Photonics Corp *	692	75
Jabil Inc	593	68
Juniper Networks Inc	15,906	463
Keysight Technologies Inc *	2,282	304
KLA Corp	445	223
Kulicke & Soffa Industries	1,690	87
Lam Research Corp	1,286	903
Lattice Semiconductor Corp *	677	66
Littelfuse Inc	331	88
LONGi Green Energy Technology, Cl A	91,944	335
Lotes	3,000	81
Lumentum Holdings *	1,071	58
Manhattan Associates *	64	13
Marvell Technology	11,348	661
Microchip Technology Inc	7,253	594
Micron Technology Inc	17,825	1,247
Microsoft Corp	34,538	11,320
MKS Instruments Inc	668	67
MongoDB Inc, Cl A *	261	100
Monolithic Power Systems Inc	159	83
Motorola Solutions Inc	3,411	967
National Bank of Canada	16,154	1,124
National Instruments Corp	3,105	185
nCino *	762	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NCR Corp *	1,832	$56
NetApp Inc	1,531	117
New Relic Inc *	23	2
Nutanix Inc, Cl A *	3,455	107
NVIDIA Corp	12,430	6,135
Okta Inc, Cl A *	276	23
ON Semiconductor Corp *	675	66
Oracle Corp	1,258	151
Palantir Technologies, Cl A *	4,434	66
Palo Alto Networks *	1	—
Procore Technologies *	52	4
PTC Inc *	1	—
Qorvo *	604	65
QUALCOMM Inc	7,331	840
RingCentral Inc, Cl A *	199	6
Roper Technologies Inc	137	68
salesforce.com Inc *	4,853	1,075
Samsung Electronics Co Ltd	33,691	1,705
SAP SE	9,570	1,338
ServiceNow Inc *	203	120
SK Square *	186	6
Skyworks Solutions Inc	606	66
Smartsheet Inc, Cl A *	1,379	58
Snowflake, Cl A *	867	136
Splunk Inc *	489	59
Synopsys Inc *	73	34
Taiwan Semiconductor Manufacturing Co Ltd ADR	20,290	1,899
TD SYNNEX	404	41
Tech Mahindra Ltd	62,692	910
Teledyne Technologies Inc *	157	66
Teradata Corp *	1,199	55
Teradyne Inc	5,413	584
Texas Instruments Inc	4,914	826
Trimble Inc *	1,500	82
Twilio Inc, Cl A *	463	30
Tyler Technologies *	237	94
Ubiquiti	331	58
UiPath, Cl A *	4,862	77
Unity Software *	585	22
Universal Display Corp	975	159
VeriSign Inc *	2,996	623
Viavi Solutions *	6,176	65
VMware Inc, Cl A *	1	—
Vontier Corp	1,991	63
Western Digital Corp *	2,446	110
Wolfspeed *	341	16
Workday Inc, Cl A *	1,592	389
Zebra Technologies, Cl A *	677	186
Zoom Video Communications, Cl A *	186	13
Zscaler Inc *	487	76

		69,516

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 3.5%
Air Products and Chemicals Inc	2,611	$772
Albemarle	467	93
Alcoa Corp	4,724	142
Amcor PLC	8,591	84
AptarGroup Inc	1,090	145
Ardagh Metal Packaging	19,120	69
Avery Dennison Corp	548	103
Axalta Coating Systems Ltd *	19,933	564
Ball Corp	927	51
Cabot Corp	1,164	84
Celanese, Cl A	707	89
CF Industries Holdings Inc	2,717	209
Chemours	3,046	104
Cleveland-Cliffs *	4,585	70
Crown Holdings Inc	3,878	359
Dow Inc	975	53
DuPont de Nemours Inc	10,129	779
Eastman Chemical Co	4,713	401
Ecolab Inc	466	86
Element Solutions	5,641	116
FMC Corp	524	45
Freeport-McMoRan Inc	5,276	211
Graphic Packaging Holding	4,953	110
Huntsman Corp	4,477	125
Ingevity *	1,326	72
Innospec	1,185	127
International Flavors & Fragrances Inc	737	52
International Paper Co	1,238	43
Linde	168	65
Livent Corp *	15,731	338
Louisiana-Pacific	1,691	106
LyondellBasell Industries NV, Cl A	607	60
Martin Marietta Materials	1,672	746
Mosaic Co/The	2,498	97
NewMarket Corp	145	68
Newmont Corp	14,973	590
Nucor Corp	870	150
O-I Glass Inc, Cl I *	8,446	168
Packaging Corp of America	472	70
PPG Industries Inc	510	72
Quaker Chemical Corp	241	43
Reliance Steel & Aluminum Co	3,145	896
Resonac Holdings	77,100	1,256
Royal Gold Inc	466	52
Scotts Miracle-Gro	796	45
Sherwin-Williams Co/The	2,735	743
Sonoco Products Co	903	52
SSR Mining	5,467	81
Steel Dynamics Inc	1,777	189
United States Steel Corp	4,118	128
Vulcan Materials Co	363	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westrock Co	1,448	$47

		11,299
Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	322	37
American Homes 4 Rent, Cl A ‡	2,436	88
American Tower Corp ‡	3,377	612
Americold Realty Trust ‡	1,965	66
AvalonBay Communities Inc ‡	909	167
Boston Properties Inc ‡	2,949	197
Brixmor Property Group ‡	4,961	109
CBRE Group Inc, Cl A *	5,245	446
China Resources Land	117,000	495
Corporate Office Properties Trust ‡	3,768	98
Cousins Properties ‡	2,645	62
Crown Castle Inc ‡	4,114	413
CubeSmart ‡	1,472	61
Digital Realty Trust Inc ‡	437	58
EastGroup Properties ‡	635	114
Equinix Inc ‡	654	511
Equity LifeStyle Properties ‡	1,548	104
Equity Residential ‡	780	51
Essex Property Trust Inc ‡	187	45
Extra Space Storage Inc ‡	1,180	152
Federal Realty Investment Trust ‡	402	39
First Industrial Realty Trust ‡	1,196	62
Gaming and Leisure Properties Inc ‡	17	1
Healthpeak Properties Inc ‡	3,935	81
Highwoods Properties ‡	2,287	55
Host Hotels & Resorts Inc ‡	9,310	147
Howard Hughes Holdings *	411	32
Iron Mountain Inc ‡	1,533	97
Jones Lang LaSalle Inc *	410	71
Kennedy-Wilson Holdings Inc	2,346	38
Kilroy Realty Corp ‡	811	30
Kimco Realty Corp ‡	2,506	47
Lamar Advertising, Cl A ‡	862	79
Mid-America Apartment Communities ‡	482	70
National Retail Properties Inc ‡	993	39
Park Hotels & Resorts	5,035	65
Prologis Inc ‡	6,809	846
Public Storage ‡	298	82
Rayonier ‡	2,788	83
Realty Income Corp ‡	1,634	92
Regency Centers Corp ‡	826	51
SBA Communications Corp, Cl A ‡	1,053	236
Simon Property Group Inc ‡	566	64
STAG Industrial ‡	3,653	133
Terreno Realty ‡	1,746	106
UDR Inc ‡	2,288	91
Ventas Inc ‡	1,890	83
VICI Properties, Cl A ‡	1,931	60
Vornado Realty Trust Co ‡	765	18

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Welltower Inc ‡	1,829	$152
Weyerhaeuser Co ‡	2,954	97
Zillow Group, Cl C *	1,894	99

		7,132
Utilities — 2.2%
AES Corp/The	4,013	72
Alliant Energy Corp	1,828	92
Ameren Corp	786	62
American Electric Power Co Inc	1,847	145
American Water Works Co Inc	2,358	327
Atmos Energy Corp	534	62
Avangrid Inc	2,174	75
Brookfield Infrastructure, Cl A	1,361	53
Brookfield Renewable, Cl A	3,044	85
CenterPoint Energy Inc	3,540	99
Clearway Energy, Cl C	2,159	53
CMS Energy Corp	5,948	334
Consolidated Edison Inc	3,038	270
CPFL Energia SA	87,855	608
Dominion Energy Inc	1,583	77
DTE Energy Co	931	96
Duke Energy Corp	2,448	217
Edison International	7,451	513
Entergy Corp	595	57
Essential Utilities Inc	1,211	45
Evergy Inc	833	46
Exelon Corp	15,856	636
FirstEnergy Corp	9,890	357
Hawaiian Electric Industries Inc	1,502	21
IDACORP	994	95
NextEra Energy Inc	9,701	648
NiSource Inc	1,440	39

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NRG Energy Inc	8,918	$335
OGE Energy	2,708	92
Pinnacle West Capital Corp	566	44
PPL Corp	23,068	575
Public Service Enterprise Group Inc	1,010	62
Sempra Energy	932	65
Spire	978	57
UGI Corp	1,904	48
Vistra Energy Corp	2,937	92
WEC Energy Group Inc	737	62
Xcel Energy Inc	6,735	385

		7,001
Total Common Stock
(Cost $240,282) ($ Thousands)		315,052

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	2,905,015	2,905

Total Cash Equivalent
(Cost $2,905) ($ Thousands)		2,905

Total Investments in Securities — 99.5%
(Cost $243,187) ($ Thousands)		$317,957

A list of the open futures contracts held by the Fund at August 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	8	Sep-2023	$750	$761	$11
S&P 500 Index E-MINI	10	Sep-2023	2,220	2,258	38
			$2,970	$3,019	$49

Percentages are based on Net Assets of $319,638 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
S&P— Standard & Poor's

ADR — American Depositary Receipt

Cl — Class

SEI Catholic Values Trust

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)		Level 3 ($)	Total ($)
Common Stock	314,527	525		–	315,052
Rights	–	–	^	–	–	^
Cash Equivalent	2,905	–		–	2,905
Total Investments in Securities	317,432	525		–	317,957

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	49	–	–	49
Total Other Financial Instruments	49	–	–	49

^	Security valued at zero.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,801	$16,594	$(18,490)	$—	$—	$2,905	$103	$—

Amounts designated as "-" are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 35.4%
Agency Mortgage-Backed Obligations — 28.9%
FHLMC
6.500%, 02/01/2053 to 05/01/2053	$284	$289
6.000%, 03/01/2035 to 03/01/2053	461	471
5.500%, 04/01/2030 to 06/01/2053	549	544
5.000%, 06/01/2041 to 05/01/2053	875	856
4.500%, 06/01/2038 to 11/01/2052	1,041	997
4.000%, 07/01/2037 to 02/01/2053	993	932
3.500%, 04/01/2033 to 06/01/2052	1,629	1,489
3.000%, 06/01/2034 to 09/01/2050	3,077	2,751
2.500%, 01/01/2050 to 05/01/2052	5,041	4,225
2.000%, 10/01/2040 to 11/01/2051	3,385	2,743
1.500%, 11/01/2040 to 03/01/2052	493	392
FHLMC ARM
4.595%, US0012M + 1.597%, 06/01/2047(A)	105	105
4.418%, US0012M + 1.626%, 10/01/2046(A)	215	215
3.099%, US0012M + 1.621%, 02/01/2050(A)	67	63
3.008%, US0012M + 1.628%, 11/01/2048(A)	50	47
2.871%, US0012M + 1.619%, 11/01/2047(A)	56	53
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.000%, 02/15/2038(A)(B)	20	1
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.000%, 04/15/2041(A)(B)	86	4
FHLMC CMO, Ser 2015-4494, Cl AI, IO
0.000%, 11/15/2038(A)(B)	90	4
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	14	12
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	79	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	$83	$11
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	315	222
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	83	11
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	178
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	77
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.436%, 07/25/2035(A)	235	25
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.693%, 12/25/2035(A)	2,066	94
FHLMC Multifamily Structured Pass-Through Certificates, Ser K109, Cl A2
1.558%, 04/25/2030	100	82
FHLMC Multifamily Structured Pass-Through Certificates, Ser K124, Cl X1, IO
0.810%, 12/25/2030(A)	2,491	101
FHLMC Multifamily Structured Pass-Through Certificates, Ser K748, Cl A2
2.260%, 01/25/2029(A)	100	88
FNMA
6.500%, 01/01/2053	93	95
6.000%, 05/01/2053	97	97
5.500%, 08/01/2049	229	229
5.000%, 07/01/2052 to 03/01/2053	1,542	1,505
4.860%, 09/01/2028	100	100
4.500%, 07/01/2033 to 01/01/2059	2,428	2,349
4.000%, 01/01/2037 to 06/01/2057	3,208	3,010
3.800%, 06/01/2030	100	94
3.500%, 12/01/2034 to 06/01/2052	3,489	3,164
3.450%, 03/01/2029	19	18
3.250%, 05/01/2029	19	18
3.160%, 05/01/2029	19	17
3.000%, 11/01/2034 to 04/01/2052	4,835	4,265
2.930%, 06/01/2030	38	34
2.810%, 04/01/2025	40	38
2.500%, 01/01/2032 to 07/01/2061	7,571	6,428
2.149%, 02/01/2032(A)	80	65
2.000%, 03/01/2041 to 03/01/2052	3,965	3,197
1.500%, 03/01/2051	76	58
FNMA ARM
4.569%, US0012M + 1.588%, 04/01/2047(A)	124	123
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	133	119
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	127	106

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-55, Cl IO, IO
0.000%, 08/25/2055(A)(B)	$81	$3
FNMA CMO, Ser 2015-56, Cl AS, IO
0.748%, 08/25/2045(A)	115	12
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	152
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	51	43
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	159	25
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	527	69
FNMA or FHLMC TBA
5.500%, 09/01/2037	700	691
5.000%, 09/01/2037	400	388
4.500%, 10/15/2033	200	190
3.500%, 09/01/2040	100	89
3.000%, 09/13/2042	100	86
2.500%, 09/15/2053	200	166
2.000%, 09/15/2053	100	79
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039(A)	182	178
GNMA
6.000%, 03/20/2053	98	99
5.500%, 11/20/2052	96	95
5.000%, 11/20/2048 to 11/20/2052	260	254
4.500%, 01/15/2042 to 09/20/2052	1,192	1,153
4.000%, 08/15/2045 to 05/20/2052	545	514
3.500%, 04/20/2046 to 12/20/2052	863	788
3.000%, 09/15/2042 to 12/20/2052	1,403	1,238
2.500%, 03/20/2051 to 02/20/2053	1,067	903
2.000%, 02/20/2051	146	121
GNMA CMO, Ser 2007-51, Cl SG, IO
1.152%, 08/20/2037(A)	6	–
GNMA CMO, Ser 2012-34, Cl SA, IO
0.622%, 03/20/2042(A)	67	6
GNMA CMO, Ser 2012-43, Cl SN, IO
1.173%, 04/16/2042(A)	54	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.744%, 10/20/2062(A)	29	1
GNMA CMO, Ser 2014-118, Cl HS, IO
0.772%, 08/20/2044(A)	112	11
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	76	11
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	78	10
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	75	8
GNMA CMO, Ser 2020-H09, Cl FL
4.850%, TSFR1M + 1.264%, 05/20/2070(A)	62	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	$264	$36
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	291	240
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	88	75
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	359	53
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	261	35
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	90
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	96	79
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	83
GNMA TBA
6.500%, 09/01/2038	100	101
6.000%, 09/01/2034	200	201
5.500%, 09/01/2033	400	396
5.000%, 09/01/2033	500	487
4.000%, 09/01/2039	200	186
3.500%, 09/15/2041	300	272
3.000%, 09/01/2042	600	528
2.500%, 09/15/2053	100	85
2.000%, 09/15/2053	300	247
GNMA, Ser 2020-103, Cl AD
1.450%, 01/16/2063	117	89
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,125	100
GNMA, Ser 2022-113, Cl Z
2.000%, 09/16/2061	614	384
GNMA, Ser 2022-3, Cl IO, IO
0.640%, 02/16/2061(A)	291	15

		53,458
Non-Agency Mortgage-Backed Obligations — 6.5%
BANK, Ser 2017-BNK8, Cl XA, IO
0.848%, 11/15/2050(A)	1,354	32
BANK, Ser 2018-BNK10, Cl A5
3.688%, 02/15/2061	160	148
BANK, Ser 2019-BNK21, Cl XA, IO
0.959%, 10/17/2052(A)	4,043	155
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033(A)(C)	140	111
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034(D)	46	39
Benchmark Mortgage Trust, Ser 2018-B1, Cl A5
3.666%, 01/15/2051(A)	190	174

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	$395	$368
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	398
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(C)	167	162
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.345%, TSFR1M + 1.034%, 10/15/2036(A)(C)	546	544
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.125%, TSFR1M + 0.814%, 09/15/2036(A)(C)	287	279
BX Mortgage Trust, Ser 2022-MVRK, Cl A
6.778%, TSFR1M + 1.467%, 03/15/2039(A)(C)	168	165
BXP Trust, Ser 2017-CQHP, Cl A
6.208%, TSFR1M + 0.897%, 11/15/2034(A)(C)	190	181
CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	164
CENT Trust, Ser 2023-CITY, Cl A
7.870%, TSFR1M + 2.620%, 09/15/2028(A)(C)	130	130
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
5.699%, TSFR1M + 0.384%, 05/25/2035(A)(C)	40	38
CIM Trust, Ser 2023-R4, Cl A1
5.000%, 05/25/2062(A)(C)	154	149
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.989%, 12/15/2072(A)	1,070	43
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(C)	47	39
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048(A)	90	85
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	396
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
8.008%, TSFR1M + 2.697%, 05/15/2036(A)(C)	190	188
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	198

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039(C)	$100	$85
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	124	109
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(C)	209	194
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(C)	36	32
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
7.702%, SOFR30A + 2.414%, 01/25/2050(A)(C)	180	179
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl M2
7.102%, SOFR30A + 1.814%, 01/25/2050(A)(C)	33	33
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.038%, SOFR30A + 3.750%, 02/25/2042(A)(C)	100	102
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl B1
10.938%, SOFR30A + 5.650%, 04/25/2042(A)(C)	120	126
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.438%, SOFR30A + 2.150%, 09/25/2042(A)(C)	92	93
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-DNA2, Cl M1A
7.396%, SOFR30A + 2.100%, 04/25/2043(A)(C)	148	150
Flagstar Mortgage Trust, Ser 2021-6INV, Cl A4
2.500%, 08/25/2051(A)(C)	523	413
Flagstar Mortgage Trust, Ser 2021-8INV, Cl A3
2.500%, 09/25/2051(A)(C)	235	185
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
8.002%, SOFR30A + 2.714%, 05/25/2024(A)	83	83
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
7.226%, TSFR1M + 1.914%, 09/15/2031(A)(C)	171	141
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
8.426%, TSFR1M + 3.114%, 09/15/2031(A)(C)	171	90

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	$260	$225
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.926%, 10/25/2050(A)(C)	125	104
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl A
7.556%, TSFR1M + 2.245%, 10/15/2039(A)(C)	160	159
Impac CMB Trust, Ser 2005-4, Cl 1M1
6.074%, TSFR1M + 0.544%, 05/25/2035(A)	20	18
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
7.079%, TSFR1M + 1.764%, 08/25/2036(A)	4	4
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.969%, 10/15/2050(A)	1,322	34
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
8.667%, TSFR1M + 3.357%, 06/15/2035(A)(C)	250	50
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F
8.525%, TSFR1M + 3.214%, 12/15/2036(A)(C)	170	43
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	86	63
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(C)	16	14
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(C)	67	57
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(C)	88	72
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	217	213
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.277%, 07/15/2050(A)	100	92
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	195	187
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.282%, 12/12/2049(A)	13	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.311%, TSFR1M + 1.992%, 05/15/2036(A)(C)	$110	$105
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(C)	110	101
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036(C)	110	96
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(C)	108	102
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(C)	194	177
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(C)	194	175
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(C)	179	166
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047(D)	97	92
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(C)	120	84
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(C)(D)	164	158
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(C)(D)	160	156
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(C)	90	84
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(A)(C)	7	7
Seasoned Credit Risk Transfer Trust CMO, Ser 2018-1, Cl MA
3.000%, 05/25/2057	173	157
Seasoned Credit Risk Transfer Trust CMO, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	312	280
Seasoned Credit Risk Transfer Trust CMO, Ser 2022-2, Cl MA
3.000%, 04/25/2062	244	216
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	158	147
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	219	205
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	263	244

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	$135	$119
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	121	107
Seasoned Credit Risk Transfer Trust, Ser 2021-1, Cl MA
2.000%, 09/25/2060	186	161
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(C)	316	249
SMRT, Ser 2022-MINI, Cl D
7.261%, TSFR1M + 1.950%, 01/15/2039(A)(C)	110	105
SREIT Trust, Ser 2021-MFP2, Cl A
6.246%, TSFR1M + 0.936%, 11/15/2036(A)(C)	110	108
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	13	13
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	532	507
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	253
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	170	160

		12,077
Total Mortgage-Backed Securities
(Cost $71,659) ($ Thousands)		65,535

CORPORATE OBLIGATIONS — 29.5%
Communication Services — 3.2%
AT&T
6.720%, US0003M + 1.180%, 06/12/2024 (A)	462	464
5.350%, 09/01/2040	21	19
4.500%, 03/09/2048	39	31
4.350%, 03/01/2029	120	113
4.350%, 06/15/2045	20	16
3.650%, 09/15/2059	32	21
3.500%, 06/01/2041	151	111
2.550%, 12/01/2033	339	259
2.300%, 06/01/2027	60	54
2.250%, 02/01/2032	50	39
CCO Holdings
4.750%, 02/01/2032 (C)	100	83

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 05/01/2032	$100	$81
4.500%, 06/01/2033 (C)	20	16
Charter Communications Operating
6.484%, 10/23/2045	20	18
6.384%, 10/23/2035	580	563
5.750%, 04/01/2048	90	76
5.500%, 04/01/2063	30	24
5.375%, 04/01/2038	10	8
5.375%, 05/01/2047	10	8
5.125%, 07/01/2049	10	8
5.050%, 03/30/2029	40	38
4.908%, 07/23/2025	30	29
4.800%, 03/01/2050	30	22
4.400%, 04/01/2033	210	185
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	200	190
4.150%, 10/15/2028	40	39
4.049%, 11/01/2052	150	120
4.000%, 08/15/2047	10	8
4.000%, 03/01/2048	10	8
3.999%, 11/01/2049	10	8
3.969%, 11/01/2047	90	72
3.950%, 10/15/2025	70	68
3.750%, 04/01/2040	20	17
3.450%, 02/01/2050	40	29
3.400%, 04/01/2030	20	18
3.400%, 07/15/2046	10	7
3.375%, 08/15/2025	60	58
3.300%, 04/01/2027	190	179
3.150%, 03/01/2026	20	19
2.937%, 11/01/2056	27	17
2.887%, 11/01/2051	254	163
2.800%, 01/15/2051	40	25
2.350%, 01/15/2027	260	239
DISH DBS
5.750%, 12/01/2028 (C)	30	23
5.250%, 12/01/2026 (C)	40	34
Fox
5.476%, 01/25/2039	70	63
Sprint Spectrum
4.738%, 03/20/2025 (C)	101	100
Take-Two Interactive Software
3.700%, 04/14/2027	290	275
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	126
T-Mobile USA
4.500%, 04/15/2050	50	41
3.875%, 04/15/2030	130	119
3.750%, 04/15/2027	10	9
3.500%, 04/15/2025	200	193
3.500%, 04/15/2031	80	70

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 10/15/2052	$30	$20
3.375%, 04/15/2029	20	18
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	17
2.625%, 02/15/2029	30	26
2.550%, 02/15/2031	20	17
2.250%, 02/15/2026	10	9
2.250%, 11/15/2031	10	8
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	20
4.862%, 08/21/2046	30	27
4.500%, 08/10/2033	160	148
4.329%, 09/21/2028	300	287
4.125%, 08/15/2046	30	24
4.000%, 03/22/2050	30	23
3.400%, 03/22/2041	10	8
3.150%, 03/22/2030	30	26
3.000%, 03/22/2027	10	9
2.650%, 11/20/2040	30	20
2.625%, 08/15/2026	10	9
2.550%, 03/21/2031	61	50
2.100%, 03/22/2028	30	26
1.750%, 01/20/2031	130	101
Warnermedia Holdings
6.412%, 03/15/2026	30	30
5.141%, 03/15/2052	205	163
5.050%, 03/15/2042	10	8
4.279%, 03/15/2032	90	80
4.054%, 03/15/2029	20	18
3.755%, 03/15/2027	20	19

		5,854

Consumer Discretionary — 2.6%
Amazon.com
4.950%, 12/05/2044	157	155
4.250%, 08/22/2057	10	9
4.100%, 04/13/2062	374	310
4.050%, 08/22/2047	30	26
3.875%, 08/22/2037	280	252
3.600%, 04/13/2032	110	101
3.450%, 04/13/2029	20	19
3.300%, 04/13/2027	10	9
3.150%, 08/22/2027	50	47
3.100%, 05/12/2051	120	86
2.100%, 05/12/2031	20	17
1.500%, 06/03/2030	30	24
1.200%, 06/03/2027	60	53
Aptiv
3.250%, 03/01/2032	430	365
Cox Communications
3.350%, 09/15/2026 (C)	231	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSC Holdings
4.500%, 11/15/2031 (C)	$200	$142
Element Fleet Management
1.600%, 04/06/2024 (C)	491	478
Ford Motor
6.100%, 08/19/2032	30	29
4.750%, 01/15/2043	20	15
3.250%, 02/12/2032	30	23
Ford Motor Credit
4.950%, 05/28/2027	230	216
4.000%, 11/13/2030	200	169
2.900%, 02/10/2029	220	182
General Motors
6.250%, 10/02/2043	50	47
6.125%, 10/01/2025	50	50
5.600%, 10/15/2032	10	10
5.150%, 04/01/2038	20	17
General Motors Financial
2.400%, 10/15/2028	553	468
Hilton Domestic Operating
5.750%, 05/01/2028 (C)	20	19
5.375%, 05/01/2025 (C)	30	30
Home Depot
3.625%, 04/15/2052	80	61
3.350%, 04/15/2050	90	66
3.300%, 04/15/2040	198	156
3.250%, 04/15/2032	100	89
2.700%, 04/15/2030	20	17
2.500%, 04/15/2027	30	28
Lennar
5.000%, 06/15/2027	10	10
4.750%, 11/29/2027	20	19
4.500%, 04/30/2024	20	20
Lowe's
5.625%, 04/15/2053	245	238
5.000%, 04/15/2040	53	49
4.500%, 04/15/2030	20	19
3.700%, 04/15/2046	96	72
NIKE
3.375%, 03/27/2050	50	38
3.250%, 03/27/2040	10	8
2.750%, 03/27/2027	20	19
2.400%, 03/27/2025	30	29
Nissan Motor
3.522%, 09/17/2025 (C)	200	189
Time Warner Cable
7.300%, 07/01/2038	90	91
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	56

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VOC Escrow
5.000%, 02/15/2028 (C)	$30	$28

		4,897

Consumer Staples — 0.5%
Anheuser-Busch
4.900%, 02/01/2046	180	168
3.650%, 02/01/2026	20	19
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	20	21
4.600%, 04/15/2048	8	7
4.350%, 06/01/2040	50	45
4.000%, 04/13/2028	20	19
3.500%, 06/01/2030	20	18
Coca-Cola
3.375%, 03/25/2027	20	19
2.600%, 06/01/2050	20	13
1.450%, 06/01/2027	40	36
Constellation Brands
4.750%, 11/15/2024	80	79
4.350%, 05/09/2027	20	19
3.600%, 05/09/2024	30	30
Costco Wholesale
1.600%, 04/20/2030	40	33
1.375%, 06/20/2027	70	62
Hershey
0.900%, 06/01/2025	10	9
Kraft Heinz Foods
5.500%, 06/01/2050	10	10
5.200%, 07/15/2045	20	18
4.875%, 10/01/2049	20	18
4.375%, 06/01/2046	10	8
4.250%, 03/01/2031	10	9
Mars
3.200%, 04/01/2030 (C)	10	9
2.700%, 04/01/2025 (C)	30	29
Mondelez International
1.500%, 05/04/2025	70	66
PepsiCo
2.875%, 10/15/2049	20	14
1.625%, 05/01/2030	20	17
Target
2.250%, 04/15/2025	40	38

		833

Energy — 3.9%
Apache
7.750%, 12/15/2029	20	21
5.350%, 07/01/2049	20	16
4.750%, 04/15/2043	10	8
4.250%, 01/15/2044	150	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
3.633%, 04/06/2030	$20	$18
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	33
Cameron LNG
3.302%, 01/15/2035 (C)	70	58
2.902%, 07/15/2031 (C)	60	51
Cheniere Energy
4.625%, 10/15/2028	20	19
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032	40	33
Chevron
3.078%, 05/11/2050	10	7
2.954%, 05/16/2026	30	29
1.554%, 05/11/2025	50	47
Chevron USA
3.850%, 01/15/2028	30	29
Columbia Pipelines Operating
6.544%, 11/15/2053 (C)	30	31
6.036%, 11/15/2033 (C)	100	101
Continental Resources
5.750%, 01/15/2031 (C)	40	38
4.900%, 06/01/2044	20	16
4.375%, 01/15/2028	30	28
2.268%, 11/15/2026 (C)	20	18
Coterra Energy
4.375%, 03/15/2029	180	169
3.900%, 05/15/2027	80	76
DCP Midstream Operating
6.450%, 11/03/2036 (C)	10	10
Devon Energy
5.850%, 12/15/2025	30	30
5.600%, 07/15/2041	50	47
5.000%, 06/15/2045	240	205
Diamondback Energy
3.500%, 12/01/2029	30	27
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	110	77
4.625%, 11/02/2031	20	16
Energy Transfer
9.654%, US0003M + 4.028%(A)(E)	70	65
7.125%, H15T5Y + 5.306%(A)(E)	50	44
6.750%, H15T5Y + 5.134%(A)(E)	10	9
6.500%, H15T5Y + 5.694%(A)(E)	20	18
6.250%, 04/15/2049	190	182
5.750%, 02/15/2033	270	269
5.250%, 04/15/2029	30	29
5.000%, 05/15/2050	30	25
4.950%, 06/15/2028	20	19
4.150%, 09/15/2029	20	18

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 05/15/2030	$110	$98
2.900%, 05/15/2025	10	10
Enterprise Products Operating
5.375%, TSFR3M + 2.832%, 02/15/2078 (A)	10	8
4.850%, 03/15/2044	50	45
4.150%, 10/16/2028	380	363
EOG Resources
4.950%, 04/15/2050	70	66
4.150%, 01/15/2026	20	20
3.900%, 04/01/2035	40	35
EQT
3.900%, 10/01/2027	260	243
3.625%, 05/15/2031 (C)	20	17
Exxon Mobil
4.327%, 03/19/2050	30	26
4.114%, 03/01/2046	90	77
3.482%, 03/19/2030	40	37
3.043%, 03/01/2026	40	38
2.992%, 03/19/2025	50	48
Halliburton
5.000%, 11/15/2045	40	36
3.800%, 11/15/2025	2	2
Kinder Morgan
5.300%, 12/01/2034	20	19
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	29
4.300%, 03/01/2028	80	76
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	39
3.500%, 09/01/2023	30	30
MEG Energy
5.875%, 02/01/2029 (C)	10	10
MPLX
5.500%, 02/15/2049	30	27
4.875%, 06/01/2025	140	138
4.800%, 02/15/2029	80	77
4.700%, 04/15/2048	60	48
4.500%, 04/15/2038	10	8
Occidental Petroleum
7.875%, 09/15/2031	10	11
7.500%, 05/01/2031	60	65
6.950%, 07/01/2024	4	4
6.200%, 03/15/2040	105	104
5.550%, 03/15/2026	30	30
4.625%, 06/15/2045	20	15
4.400%, 04/15/2046	10	8
4.400%, 08/15/2049	70	50
4.100%, 02/15/2047	70	48
3.500%, 08/15/2029	20	17
3.400%, 04/15/2026	20	19
3.200%, 08/15/2026	30	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 02/15/2027	$20	$18
0.000%, 10/10/2036 (F)	665	346
ONEOK
6.625%, 09/01/2053	90	91
6.050%, 09/01/2033	60	60
5.800%, 11/01/2030	30	30
5.550%, 11/01/2026	10	10
Pertamina Persero
6.000%, 05/03/2042 (C)	200	193
Petrobras Global Finance BV
7.375%, 01/17/2027	100	103
6.850%, 06/05/2115	50	44
5.750%, 02/01/2029	50	49
Phillips 66
3.605%, 02/15/2025	95	92
3.550%, 10/01/2026	232	220
Pioneer Natural Resources
2.150%, 01/15/2031	50	41
1.900%, 08/15/2030	20	16
1.125%, 01/15/2026	10	9
Range Resources
4.875%, 05/15/2025	30	29
Schlumberger Holdings
3.900%, 05/17/2028 (C)	471	447
Shell International Finance BV
4.375%, 05/11/2045	50	43
4.000%, 05/10/2046	50	41
3.250%, 04/06/2050	50	35
2.875%, 05/10/2026	80	76
2.750%, 04/06/2030	20	18
Southwestern Energy
5.375%, 03/15/2030	220	206
Targa Resources
5.200%, 07/01/2027	50	49
4.200%, 02/01/2033	20	18
Targa Resources Partners
5.500%, 03/01/2030	20	19
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	46
Teck Resources
3.900%, 07/15/2030	30	27
Tennessee Gas Pipeline
2.900%, 03/01/2030 (C)	60	51
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	52
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (C)	20	16
Western Midstream Operating
5.250%, 02/01/2050	20	16
4.500%, 03/01/2028	10	10
4.050%, 02/01/2030	100	89
3.100%, 02/01/2025	140	134

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Williams
7.750%, 06/15/2031	$140	$154
7.500%, 01/15/2031	10	11
5.750%, 06/24/2044	70	66

		7,129

Financials — 10.8%
AIA Group MTN
3.200%, 03/11/2025 (C)	270	261
American Express
4.050%, 05/03/2029	70	66
3.375%, 05/03/2024	20	20
American International Group
2.500%, 06/30/2025	310	293
Aviation Capital Group
1.950%, 01/30/2026 (C)	301	271
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	256	250
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	38
3.311%, SOFRRATE + 1.580%, 04/22/2042 (A)	467	349
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	90	75
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	90	72
Bank of America MTN
5.000%, 01/21/2044	20	19
4.948%, SOFRRATE + 2.040%, 07/22/2028 (A)	221	216
4.450%, 03/03/2026	10	10
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	96
4.330%, TSFR3M + 1.782%, 03/15/2050 (A)	150	127
4.250%, 10/22/2026	50	48
4.083%, TSFR3M + 3.412%, 03/20/2051 (A)	110	89
4.000%, 01/22/2025	420	409
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	140
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	84
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	40	33
Bank of Montreal MTN
1.850%, 05/01/2025	70	66
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	160	147
1.600%, 04/24/2025	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
4.588%, H15T5Y + 2.050%, 05/04/2037 (A)	$40	$35
1.300%, 06/11/2025	40	37
Barclays
5.304%, H15T1Y + 2.300%, 08/09/2026 (A)	200	197
5.088%, US0003M + 3.054%, 06/20/2030 (A)	200	183
Barclays MTN
4.972%, US0003M + 1.902%, 05/16/2029 (A)	200	190
Blackstone Holdings Finance
6.250%, 08/15/2042 (C)	118	113
5.000%, 06/15/2044 (C)	200	170
BNP Paribas
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(C)	200	196
4.705%, TSFR3M + 2.497%, 01/10/2025 (A)(C)	200	199
4.400%, 08/14/2028 (C)	400	378
Brighthouse Financial
4.700%, 06/22/2047	4	3
Capital One Financial
6.312%, SOFRRATE + 2.640%, 06/08/2029 (A)	311	311
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	42	40
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (A)	20	20
5.875%, 08/24/2026	100	101
Citigroup
8.125%, 07/15/2039	60	75
4.910%, SOFRRATE + 2.086%, 05/24/2033 (A)	40	38
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	20	19
4.650%, 07/23/2048	180	156
4.450%, 09/29/2027	90	86
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	233	216
4.125%, 07/25/2028	90	84
3.980%, TSFR3M + 1.600%, 03/20/2030 (A)	110	101
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	160	139
3.700%, 01/12/2026	100	96
3.520%, TSFR3M + 1.413%, 10/27/2028 (A)	148	137
3.400%, 05/01/2026	510	483
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	30	29

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	$10	$8
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	242
Credit Agricole
8.125%, + 6.185%(A)(C)(E)	260	259
Credit Suisse Group
9.750%, H15T5Y + 6.383%(C)(E)	200	–
Credit Suisse NY
7.950%, 01/09/2025	322	328
CTR Partnership
3.875%, 06/30/2028 (C)	10	9
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	10	9
HSBC Holdings
7.390%, SOFRRATE + 3.350%, 11/03/2028 (A)	230	242
Intercontinental Exchange
4.950%, 06/15/2052	10	9
4.600%, 03/15/2033	100	96
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	200	196
JPMorgan Chase
4.950%, 06/01/2045	100	92
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	180	172
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	283
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	557
4.023%, TSFR3M + 1.262%, 12/05/2024 (A)	200	199
3.845%, SOFRRATE + 0.980%, 06/14/2025 (A)	100	98
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	310	286
3.109%, SOFRRATE + 2.440%, 04/22/2051 (A)	10	7
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	130	109
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	60	56
KKR Group Finance III
5.125%, 06/01/2044 (C)	215	186
KKR Group Finance VIII
3.500%, 08/25/2050 (C)	137	90
Liberty Mutual Group
4.569%, 02/01/2029 (C)	349	337
Lincoln National
3.400%, 01/15/2031	209	176
Lloyds Banking Group
4.375%, 03/22/2028	200	190
3.900%, 03/12/2024	536	530

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macquarie Group
1.340%, SOFRRATE + 1.069%, 01/12/2027 (A)(C)	$302	$271
Macquarie Group MTN
5.033%, US0003M + 1.750%, 01/15/2030 (A)(C)	280	273
Manulife Financial
3.703%, 03/16/2032	340	305
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (C)	305	302
3.375%, 04/15/2050 (C)	144	99
Mastercard
3.850%, 03/26/2050	10	8
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (C)	361	326
Metropolitan Life Insurance
7.800%, 11/01/2025 (C)	267	275
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	200	194
Moody's
3.250%, 05/20/2050	235	162
Morgan Stanley
2.484%, SOFRRATE + 1.360%, 09/16/2036 (A)	20	15
Morgan Stanley MTN
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	90	84
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	384	341
3.125%, 07/27/2026	450	421
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	180	143
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	100	94
National Securities Clearing
5.000%, 05/30/2028 (C)	351	349
1.500%, 04/23/2025 (C)	250	235
NatWest Group
3.073%, H15T1Y + 2.550%, 05/22/2028 (A)	200	180
New York Life Global Funding
0.950%, 06/24/2025 (C)	30	28
PayPal Holdings
1.650%, 06/01/2025	30	28
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (C)	225	217
PNC Financial Services Group
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	20	20
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	90	89

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.354%, SOFRRATE + 1.620%, 12/02/2028 (A)	$470	$463
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	10	9
Prudential Funding Asia
3.125%, 04/14/2030	315	278
Royal Bank of Canada MTN
1.150%, 06/10/2025	40	37
Santander Holdings USA
4.500%, 07/17/2025	10	10
State Street
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	110	97
2.901%, SOFRRATE + 2.600%, 03/30/2026 (A)	95	91
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (C)	90	81
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	70	65
1.150%, 06/12/2025	30	28
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	40	40
UBS MTN
4.500%, 06/26/2048 (C)	400	356
UBS Group
4.550%, 04/17/2026	250	242
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(C)	250	225
1.364%, H15T1Y + 1.080%, 01/30/2027 (A)(C)	200	179
UBS Group Funding Jersey
4.125%, 04/15/2026 (C)	449	431
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	20	20
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	40	40
5.727%, SOFRRATE + 1.430%, 10/21/2026 (A)	169	169
1.450%, 05/12/2025	30	28
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	10	9
Visa
4.300%, 12/14/2045	70	63
3.150%, 12/14/2025	70	67
2.050%, 04/15/2030	20	17
WEA Finance
3.750%, 09/17/2024 (C)	200	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	$40	$40
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	360	355
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	20	17

		19,903

Health Care — 1.4%
Cigna Group
4.900%, 12/15/2048	10	9
4.800%, 08/15/2038	100	92
4.375%, 10/15/2028	210	202
4.125%, 11/15/2025	377	367
3.400%, 03/01/2027	441	415
CVS Health
5.125%, 07/20/2045	60	54
5.050%, 03/25/2048	220	193
4.300%, 03/25/2028	30	29
4.250%, 04/01/2050	70	55
4.125%, 04/01/2040	10	8
3.875%, 07/20/2025	18	18
3.750%, 04/01/2030	30	27
3.625%, 04/01/2027	30	28
2.125%, 09/15/2031	30	24
1.875%, 02/28/2031	10	8
CVS Pass-Through Trust
7.507%, 01/10/2032 (C)	310	321
6.036%, 12/10/2028	141	142
Elevance Health
4.550%, 05/15/2052	20	17
4.100%, 05/15/2032	100	92
3.650%, 12/01/2027	30	28
3.350%, 12/01/2024	20	20
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (C)	50	49
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	392

		2,608

Industrials — 2.8%
3M
3.700%, 04/15/2050	120	92
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	361
2.450%, 10/29/2026	150	135

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (C)	$199	$186
Air Lease
5.300%, 02/01/2028	40	39
3.375%, 07/01/2025	20	19
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	20
Canadian National Railway
3.650%, 02/03/2048	151	118
Canadian Pacific Railway
6.125%, 09/15/2115	167	173
3.100%, 12/02/2051	40	27
Carlisle
2.200%, 03/01/2032	407	320
Carrier Global
2.700%, 02/15/2031	10	8
Cintas No. 2
4.000%, 05/01/2032	20	19
3.700%, 04/01/2027	30	29
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	125	122
CSX
3.800%, 04/15/2050	331	256
Deere
3.750%, 04/15/2050	40	34
3.100%, 04/15/2030	10	9
Delta Air Lines
7.375%, 01/15/2026	30	31
4.750%, 10/20/2028 (C)	50	48
4.500%, 10/20/2025 (C)	22	22
2.900%, 10/28/2024	40	39
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	140	123
Eaton
4.150%, 11/02/2042	70	61
Ferguson Finance
4.500%, 10/24/2028 (C)	394	374
3.250%, 06/02/2030 (C)	230	199
Genpact Luxembourg SARL
1.750%, 04/10/2026	292	264
GFL Environmental
4.250%, 06/01/2025 (C)	20	19
H&E Equipment Services
3.875%, 12/15/2028 (C)	10	9
Mileage Plus Holdings
6.500%, 06/20/2027 (C)	32	32
Norfolk Southern
4.837%, 10/01/2041	200	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Penske Truck Leasing Lp
5.550%, 05/01/2028 (C)	$542	$532
Republic Services
2.500%, 08/15/2024	20	19
Ryder System MTN
5.250%, 06/01/2028	355	351
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	144	127
Spirit Loyalty Cayman
8.000%, 09/20/2025 (C)	24	24
United Airlines
4.625%, 04/15/2029 (C)	130	116
4.375%, 04/15/2026 (C)	20	19
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	470	448
United Rentals North America
3.875%, 02/15/2031	100	85
3.750%, 01/15/2032	20	17
Verisk Analytics
3.625%, 05/15/2050	202	144
Vertiv Group
4.125%, 11/15/2028 (C)	10	9

		5,261

Information Technology — 0.8%
Apple
3.850%, 08/04/2046	156	132
3.200%, 05/13/2025	80	78
1.125%, 05/11/2025	60	56
Broadcom
4.926%, 05/15/2037 (C)	20	18
4.750%, 04/15/2029	253	244
4.110%, 09/15/2028	237	223
3.137%, 11/15/2035 (C)	150	114
1.950%, 02/15/2028 (C)	139	121
CommScope
6.000%, 03/01/2026 (C)	20	18
Lam Research
2.875%, 06/15/2050	92	61
Micron Technology
5.875%, 02/09/2033	50	49
NVIDIA
3.700%, 04/01/2060	50	40
3.500%, 04/01/2040	90	75
3.500%, 04/01/2050	50	39
2.850%, 04/01/2030	20	18
NXP BV
2.700%, 05/01/2025	30	28
Prosus MTN
3.061%, 07/13/2031 (C)	200	152

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Salesforce
2.700%, 07/15/2041	$40	$29
Sprint Capital
8.750%, 03/15/2032	10	12
Texas Instruments
1.750%, 05/04/2030	20	17

		1,524

Materials — 0.5%
Anglo American Capital
4.750%, 04/10/2027 (C)	200	194
3.625%, 09/11/2024 (C)	200	195
Ball
3.125%, 09/15/2031	30	24
Freeport-McMoRan
5.450%, 03/15/2043	160	144
5.400%, 11/14/2034	20	19
4.625%, 08/01/2030	10	9
4.550%, 11/14/2024	10	10
MEGlobal BV MTN
4.250%, 11/03/2026 (C)	200	192
Southern Copper
5.250%, 11/08/2042	120	111
Suzano Austria GmbH
3.750%, 01/15/2031	90	76
3.125%, 01/15/2032	20	16

		990

Real Estate — 0.5%
American Tower Trust #1
5.490%, 03/15/2028 (C)	351	350
Federal Realty OP
1.250%, 02/15/2026	233	209
Simon Property Group
1.750%, 02/01/2028	501	430

		989

Utilities — 2.5%
American Transmission Systems
2.650%, 01/15/2032 (C)	30	24
Aquarion
4.000%, 08/15/2024 (C)	192	188
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	491
Consolidated Edison of New York
3.950%, 04/01/2050	20	16
3.350%, 04/01/2030	20	18
DTE Electric Securitization Funding I
2.640%, 12/01/2026	230	218
DTE Energy
4.875%, 06/01/2028	192	188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas
3.950%, 03/15/2048	$98	$77
Duke Energy Florida
3.200%, 01/15/2027	230	217
Duke Energy Ohio
3.650%, 02/01/2029	50	47
Eversource Energy
3.150%, 01/15/2025	111	107
Exelon
5.625%, 06/15/2035	60	60
5.100%, 06/15/2045	328	299
4.700%, 04/15/2050	69	58
FirstEnergy
5.100%, 07/15/2047	120	105
4.150%, 07/15/2027	50	47
1.600%, 01/15/2026	20	18
Interstate Power and Light
2.300%, 06/01/2030	295	242
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	275
NSTAR Electric
3.950%, 04/01/2030	230	214
Pacific Gas and Electric
5.450%, 06/15/2027	120	117
4.950%, 06/08/2025	40	39
3.300%, 08/01/2040	10	7
2.500%, 02/01/2031	20	16
2.100%, 08/01/2027	20	17
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	441
3.594%, 06/01/2030	335	313
Southern
3.250%, 07/01/2026	415	392
Virginia Electric & Power
3.150%, 01/15/2026	124	118
Xcel Energy
3.400%, 06/01/2030	188	167

		4,536

Total Corporate Obligations
(Cost $60,680) ($ Thousands)		54,524

U.S. TREASURY OBLIGATIONS — 24.4%
U.S. Treasury Bills
5.420%, 10/03/2023 (G)	810	806
5.312%, 10/24/2023 (G)	670	665
5.249%, 09/28/2023 (G)	610	608
5.225%, 09/21/2023 (G)	610	608
U.S. Treasury Bonds
4.000%, 11/15/2052	100	96

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.875%, 02/15/2043	$340	$316
3.875%, 05/15/2043	2,355	2,191
3.750%, 11/15/2043	90	82
3.625%, 05/15/2053	2,329	2,100
3.375%, 08/15/2042	639	555
3.375%, 11/15/2048	50	42
3.250%, 05/15/2042	110	94
3.000%, 02/15/2049	310	246
3.000%, 08/15/2052	2,068	1,648
2.875%, 08/15/2045	480	376
2.875%, 05/15/2049	70	54
2.875%, 05/15/2052	290	225
2.750%, 08/15/2047	460	349
0.000%, 05/15/2049 (F)	410	138
2.375%, 02/15/2042	526	391
2.375%, 05/15/2051	300	209
2.250%, 05/15/2041	10	7
2.250%, 02/15/2052	1,429	964
2.000%, 11/15/2041	120	84
2.000%, 02/15/2050	20	13
2.000%, 08/15/2051	749	476
1.875%, 02/15/2051	4,443	2,741
1.875%, 11/15/2051	572	351
1.750%, 08/15/2041	1,946	1,308
1.625%, 11/15/2050	2,320	1,342
1.375%, 08/15/2050	2,329	1,259
1.250%, 05/15/2050	520	272
1.125%, 08/15/2040	4,321	2,653
U.S. Treasury Inflation Indexed Bonds
1.125%, 01/15/2033	983	917
0.125%, 01/15/2030	462	411
U.S. Treasury Notes
4.750%, 07/31/2025	490	489
4.125%, 07/31/2028	40	40
4.125%, 08/31/2030	820	817
4.000%, 07/31/2030	880	870
3.875%, 08/15/2033	110	108
3.625%, 05/15/2026	1,693	1,651
3.625%, 03/31/2028	161	156
3.625%, 05/31/2028	4,366	4,246
3.500%, 01/31/2028	224	217
3.375%, 05/15/2033	2,678	2,523
2.750%, 04/30/2027	180	170
2.750%, 08/15/2032	1,569	1,408
2.000%, 11/15/2026	2,220	2,055
1.500%, 01/31/2027	1,840	1,669
1.250%, 11/30/2026	3,010	2,718
1.125%, 01/15/2025	1,310	1,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 05/31/2025	$90	$83

Total U.S. Treasury Obligations
(Cost $52,329) ($ Thousands)		45,057

ASSET-BACKED SECURITIES — 8.6%
Automotive — 1.5%

Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (C)	130	115
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (C)	400	379
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (C)	254	228
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	142
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (C)	468	470
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (C)	100	95
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/2028 (C)	250	232
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	220	220
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (C)	489	467
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	456	409
		2,757

Mortgage Related Securities — 0.1%

Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
6.329%, TSFR1M + 1.014%, 08/25/2034 (A)	137	131

Other Asset-Backed Securities — 7.0%

AMSR Trust, Ser 2021-SFR3, Cl A
1.476%, 10/17/2038 (C)	300	264
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (C)	236	221
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (C)	410	382

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (C)	$170	$169
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	16
CF Hippolyta Issuer, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (C)	167	151
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
6.929%, TSFR1M + 1.614%, 10/25/2037 (A)(C)	120	116
College Ave Student Loans, Ser 2021-C, Cl C
3.060%, 07/26/2055 (C)	150	128
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (C)	303	271
DB Master Finance, Ser 2021-1A, Cl A23
2.791%, 11/20/2051 (C)	470	372
DLLAA, Ser 2021-1A, Cl A3
0.670%, 04/17/2026 (C)	352	338
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (C)	558	477
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.589%, TSFR1M + 0.274%, 11/25/2036 (A)	48	47
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (C)	248	225
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (C)	267	238
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl A
2.700%, 01/20/2049 (C)	85	67
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (C)	293	259
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
6.359%, TSFR1M + 1.044%, 07/25/2035 (A)	215	206
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
5.789%, US0001M + 0.360%, 01/26/2032 (A)	250	189
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	137	123
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.752%, SOFR30A + 1.464%, 06/25/2065 (A)(C)	117	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (C)	$209	$187
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A3
2.260%, 11/20/2050 (C)	230	205
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A2
1.930%, 01/20/2051 (C)	442	363
Palmer Square CLO, Ser 2021-2A, Cl A1A3
6.570%, TSFR3M + 1.262%, 10/17/2031 (A)(C)	330	329
Palmer Square CLO, Ser 2022-2A, Cl A1
6.896%, TSFR3M + 1.570%, 07/20/2034 (A)(C)	250	249
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.578%, TSFR3M + 1.270%, 10/15/2030 (A)(C)	344	341
PFS Financing, Ser 2022-A, Cl A
2.470%, 02/15/2027 (C)	463	441
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (C)	349	335
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (C)	77	73
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (C)	466	405
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	315	312
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.222%, US0003M + 0.670%, 12/17/2068 (A)(C)	100	99
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	18	18
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (C)	159	152
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
6.149%, TSFR1M + 0.834%, 11/25/2033 (A)	117	110
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.849%, TSFR1M + 0.534%, 02/25/2037 (A)	124	119
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (C)	424	352
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (C)	284	265

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (C)	$225	$192
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	30	29
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	117	111
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	64	60
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	259	241
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	244	227
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	75	69
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	162	145
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	161	145
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	236	215
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	156	144
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	21	18
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	21	18
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	327	295
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	331	307
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	441	410
U.S. Small Business Administration, Ser 2022-25K, Cl 1
5.130%, 11/01/2047	257	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2023-25C, Cl 1
4.930%, 03/01/2048	$255	$253
U.S. Small Business Administration, Ser 2023-25G, Cl 1
5.180%, 07/01/2048	471	473
Vantage Data Centers Issuer, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (C)	387	350
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (C)	138	129
Wind River CLO, Ser 2021-3A, Cl A
6.738%, TSFR3M + 1.412%, 07/20/2033 (A)(C)	250	245
		13,065

Total Asset-Backed Securities
(Cost $17,387) ($ Thousands)		15,953

LOAN PARTICIPATIONS — 1.4%
Acrisure LLC, 2021-2 Additional Term Loan, 1st Lien
9.683%, 02/15/2027	30	30
Air Canada, Term Loan, 1st Lien
9.128%, 08/11/2028 (A)	30	30
Ali Group, Term Loan B, 1st Lien
7.433%, 07/30/2029 (A)	39	39
Allied Universal Holdco LLC, Initial Term Loan, 1st Lien
9.181%, 05/12/2028 (A)	86	84
Allspring Buyer LLC, Initial Term Loan, 1st Lien
8.754%, 11/01/2028 (A)	31	31
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
8.933%, 08/17/2028 (A)	38	38
Amwins Group Inc., Intial Term Loan, 1st Lien
8.183%, 02/19/2028	10	10
Amwins Group, Inc., Term Loan, 1st Lien
7.683%, 02/19/2028 (A)	9	9
APi Group, Term Loan B, 1st Lien
7.933%, 10/01/2026 (A)	37	37
Asplundh Tree Expert, LLC, Amendment No. 1 Term Loan, 1st Lien
7.169%, 09/07/2027 (A)	9	9
Asurion LLC, B-8 Term Loan, 1st Lien
8.788%, 12/23/2026 (A)	44	42
Asurion LLC, B-9 Term Loan, 1st Lien
8.788%, 07/31/2027 (A)	29	28

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.669%, 08/19/2028 (A)	$48	$46
athenahealth Group Inc., Initial DDTL Retired 08/03/2023, 1st Lien
3.500%, 02/15/2029 (A)	13	13
athenahealth Group Inc., Initial Term Loan, 1st Lien
8.820%, 02/15/2029 (A)	97	96
Brown Group Holdings, LLC, Intitial Term Loan, 1st Lien
7.919%, 06/07/2028 (A)	39	39
Castlelake Aviation One Designated Activity Company, Initial Term Loan, 1st Lien
8.302%, 10/22/2026 (A)	49	49
Charter Communications, Term Loan, 1st Lien
7.116%, 04/30/2025	74	74
Citadel Securities LP, 2023 Term Loan, 1st Lien
7.932%, 07/25/2030	29	29
Cloudera, Inc., Initial Term Loan, 1st Lien
9.169%, 10/08/2028 (A)	22	21
Coherent Corp., Initial Term B Loan, 1st Lien
8.183%, 07/02/2029 (A)	55	55
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.264%, LIBOR + 4.000%, 10/16/2026 (A)(H)	107	106
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
8.992%, 04/09/2027	53	51
Energizer Holdings, Inc., 2020 Term Loan, 1st Lien
7.679%, 12/22/2027	17	17
Eyecare Partners, LLC, Term Loan, 1st Lien
9.254%, 02/18/2027 (H)	23	18
First Eagles Holdings, Inc., Refinancing Term Loan (2020), 1st Lien
8.038%, 02/01/2027	19	18
Focus Financial Partners, LLC, Tranche B-5 Term Loan, 1st Lien
8.569%, 06/30/2028	78	78
Garda World Security Corporation, Term B-2 Loan, 1st Lien
9.668%, 10/30/2026 (A)	14	14
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
7.342%, LIBOR + 2.000%, 12/30/2026 (A)	77	77
GFL Environmental Inc., 2023 Refinancing Term Loan, 1st Lien
8.469%, 05/28/2027 (A)	59	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Repsonse Inc., 2021 Refinancing Term Loan, 1st Lien
9.780%, 10/02/2025 (A)	$86	$60
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
9.183%, 03/06/2028 (A)	19	19
Harbor Freight Tools USA, Inc., Initial Loan (2021), 1st Lien
8.183%, 10/19/2027	49	49
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, 1st Lien
9.721%, 02/26/2029 (A)(H)	38	37
8.891%, 02/26/2029	27	26
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.754%, 07/03/2028 (A)	44	44
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.754%, 07/03/2028 (A)	11	11
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
8.946%, 05/05/2028 (A)	79	79
KKR Apple Bidco LLC, Intial Term Loan, 1st Lien
8.183%, 09/22/2028 (A)	30	30
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.631%, 07/27/2028 (A)(H)	71	53
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.696%, 10/23/2028 (A)	39	39
Milano Acquistion, Term B Loan, 1st Lien
9.342%, 10/01/2027 (A)	58	57
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
7.933%, LIBOR + 2.750%, 09/18/2026 (A)	21	21
PCI Gaming Authority, Term B Facility Loan, 1st Lien
7.933%, LIBOR + 2.500%, 05/29/2026 (A)	22	22
Peraton Corp., Term B Loan, 1st Lien
9.181%, 02/01/2028 (A)	106	105
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
8.683%, LIBOR + 3.250%, 03/05/2026 (A)	58	57
Phoenix Guarantor Inc., Tranche B-3 Term Loan, 1st Lien
8.933%, 03/05/2026 (A)	14	14

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1st Lien
7.419%, 08/04/2028 (A)	$48	$48
Prime Security Services Borrower, LLC, Refinancing Term B-1 Loan, 1st Lien
8.182%, 09/23/2026 (A)	52	52
Quikrete Holdings, Inc., B-1 Fourth Amendment Loan, 1st Lien
8.433%, 03/19/2029 (A)	40	40
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
8.177%, 02/15/2028 (A)(H)	7	3
Setanta Aircraft, Term Loan B, 1st Lien
7.538%, 11/05/2028	80	80
Sotera, Health Holdings, LLC, Refinancing Loan, 1st Lien
8.183%, 12/11/2026 (A)	50	49
Terrier Media Buyer, Term B Loan, 1st Lien
8.842%, 12/17/2026 (A)	28	26
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.492%, 03/31/2028 (A)	59	58
UFC Holdings, LLC, Term B-3 Loan, 1st Lien
8.369%, 04/29/2026	26	26
United Airlines Inc., 1st Lien
9.292%, 04/21/2028 (A)	54	55
VFH Parent LLC, Initial Term Loan, 1st Lien
8.420%, 01/13/2029 (A)	30	29
Virgin Media Bristol LLC, N Facility, 1st Lien
7.925%, LIBOR + 2.500%, 01/31/2028 (A)	75	73

Total Loan Participations
(Cost $2,576) ($ Thousands)		2,509

MUNICIPAL BONDS — 0.9%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	336

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	167

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	365

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	$285	$273

Michigan — 0.2%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	83	63
Michigan State, Finance Authority, RB
2.366%, 09/01/2049 (A)	220	220

		283

New York — 0.1%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	280

Total Municipal Bonds
(Cost $1,852) ($ Thousands)		1,704

SOVEREIGN DEBT — 0.8%

Argentine Republic Government International Bond
3.500%, 07/09/2029(D)	20	6
1.000%, 07/09/2029	14	4
0.750%, 07/09/2027(D)	170	57
Brazilian Government International Bond
4.750%, 01/14/2050	200	147
4.625%, 01/13/2028	290	281
Colombia Government International Bond
5.625%, 02/26/2044	200	151
Mexico Government International Bond
4.600%, 02/10/2048	430	345
Nigeria Government International Bond MTN
6.500%, 11/28/2027(C)	200	171
Peruvian Government International Bond
5.625%, 11/18/2050	70	70
Provincia de Buenos Aires MTN
6.375%, 09/01/2024(C)(D)	317	119
Uruguay Government International Bond
5.750%, 10/28/2034	150	161
4.375%, 01/23/2031	40	39

Total Sovereign Debt
(Cost $1,827) ($ Thousands)		1,551

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	1,082,237	$1,082

Total Cash Equivalent
(Cost $1,082) ($ Thousands)		1,082

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $79) ($ Thousands)		57

Total Investments in Securities — 101.6%
(Cost $209,471) ($ Thousands)		$187,972

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $119) ($ Thousands)		$(94)

A list of the open options held by the Fund at August 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2023, SOFR 1-Year Mid Curve	33	$7,906	$96.00	12/16/2023	$35
December 2023, SOFR 1-Year Mid Curve	14	3,354	95.88	12/16/2023	12
November 2023, USD Put/AUD Call	870,000	583	0.67	11/18/2023	3

		11,843			50

Call Options		–
October 2023, U.S. Bond Future	2	244	121.00	9/16/2023	4
October 2023, U.S. Bond Future	2	243	122.00	9/16/2023	3
September 2023, SOFR 1-Year Mid Curve	84	20,053	96.75	9/16/2023	–

		20,540			7

Total Purchased Options		$32,383			$57
WRITTEN OPTIONS — (0.1)%
Put Options
December 2023, SOFR 1-Year Mid Curve	(28)	$(6,708)	95.25	12/16/2023	$(7)
December 2023, SOFR 1-Year Mid Curve	(66)	(15,812)	95.38	12/16/2023	(22)
June 2024, SOFR 3-Month	(109)	(25,920)	94.50	06/22/2024	(42)
November 2023, U.S. Bond Future	(9)	(1,096)	112.00	10/21/2023	(2)
November 2023, U.S. Bond Future	(9)	(1,095)	113.00	10/21/2023	(2)

		(50,631)			(75)

Call Options
October 2023, U.S. Bond Future	(6)	(730)	128.00	09/16/2023	(1)
October 2023, U.S. Bond Future	(4)	(487)	124.00	09/16/2023	(2)
October 2023, U.S. Bond Future	(4)	(487)	123.00	09/16/2023	(4)

SEI Catholic Values Trust

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
September 2024, SOFR 3-Month	(28)	$(6,684)	$97.00	09/21/2024	$(12)

		(8,388)			(19)

Total Written Options		$(59,019)			$(94)

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	9	Mar-2025	$2,161	$2,156	$(5)
3 Month SOFR	7	Mar-2026	1,683	1,687	4
U.S. 2-Year Treasury Notes	15	Dec-2023	3,047	3,057	10
U.S. 10-Year Treasury Notes	103	Dec-2023	11,350	11,436	86
U.S. Long Treasury Bond	9	Dec-2023	1,078	1,095	17
U.S. Ultra Long Treasury Bond	37	Dec-2023	4,692	4,791	99
			24,011	24,222	211
Short Contracts
U.S. 5-Year Treasury Notes	(135)	Dec-2023	$(14,336)	$(14,434)	$(98)
Ultra 10-Year U.S. Treasury Notes	(7)	Dec-2023	(802)	(813)	(11)
			(15,138)	(15,247)	(109)
			$8,873	$8,975	$102

A list of the open forward foreign currency contracts held by the Fund at August 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	10/20/23	USD	126	ZAR	2,370	$(2)
Citigroup	10/20/23	CAD	288	USD	218	4
Citigroup	10/20/23	USD	323	EUR	292	(5)
Citigroup	10/20/23	EUR	345	NOK	3,944	(3)
Citigroup	10/20/23	GBP	370	USD	479	10
Citigroup	10/20/23	USD	539	AUD	807	(15)
Citigroup	10/20/23	USD	655	IDR	9,959,840	(1)
Citigroup	10/20/23	USD	1,529	CAD	2,025	(31)
Citigroup	10/20/23	USD	1,587	JPY	220,193	(62)
Citigroup	10/20/23	CNH	3,835	USD	537	8
						$(97)

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Catholic Values Fixed Income Fund (Concluded)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2023, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY	5.00%	Quarterly	06/20/2028	$166	$(5)	$–	$(5)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.IG.4006/28@100	1.00%	Quarterly	06/20/2028	$16,138	$251	$129	$122

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
5.41%	SOFR	Annually	03/31/2024	USD	20,711	$1	$–	$1
SOFR	4.18%	Annually	02/29/2028	USD	3,890	29	3	26
2.50%	SOFR	Annually	04/21/2052	USD	290	54	–	54
4.10%	SOFR	Annually	03/10/2026	USD	6,682	(22)	71	(93)
2.85%	SOFR	Annually	02/15/2029	USD	517	27	2	25
3.27%	SOFR	Annually	04/30/2029	USD	482	17	7	10
3.85%	SOFR	Annually	06/30/2029	USD	1,323	7	–	7
3.40%	SOFR	Annually	03/10/2034	USD	1,490	36	(24)	60
1.52%	SOFR	Annually	02/15/2047	USD	268	90	(9)	99
1.50%	SOFR	Annually	02/15/2047	USD	175	58	1	57
3.05%	SOFR	Annually	02/15/2048	USD	864	83	33	50
2.60%	SOFR	Annually	02/15/2048	USD	1,170	196	109	87
3.15%	SOFR	Annually	05/15/2048	USD	849	67	9	58
						$643	$202	$441

A list of open over the counter swap agreements held by the Fund at August 31, 2023, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	10.2375%	BRL-CDI	Annually	01/02/2029	BRL	7,070	$(28)	$–	$(28)

Percentages are based on Net Assets of $185,030 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security (see Note 5).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	No interest rate available.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $30,100 ($ Thousands), representing 16.3% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Perpetual security with no stated maturity date.
(F)	Zero coupon security.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Unsettled bank loan. Interest rate may not be available.

ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CDI — Brazilian Interbank Deposit Rate (Certificado de Deposito Interbancario)
Cl — Class

SEI Catholic Values Trust

CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan Offshore
DAC — Designated Activity Company
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IDR — Indonesian Rupiah
IO — Interest Only — face amount represents notional amount
JPY — Japanese Yen
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
NOK — Norwegian Krone
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months
USD — U.S. Dollar
US0001M — U.S. Dollar LIBOR 1-Month
US0003M — U.S. Dollar LIBOR 3-Month
US0012M — U.S. Dollar LIBOR 12-Month
ZAR — South African Rand

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	65,535	–	65,535
Corporate Obligations	–	54,524	–	54,524
U.S. Treasury Obligations	11,914	33,143	–	45,057
Asset-Backed Securities	–	15,953	–	15,953
Loan Participations	–	2,509	–	2,509
Municipal Bonds	–	1,704	–	1,704
Sovereign Debt	–	1,551	–	1,551
Purchased Options	57	–	–	57
Cash Equivalent	1,082	–	–	1,082
Total Investments in Securities	13,053	174,919	–	187,972

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(94)	–	–	(94)
Futures Contracts*
Unrealized Appreciation	216	–	–	216
Unrealized Depreciation	(114)	–	–	(114)
Forward Contracts*
Unrealized Appreciation	–	22	–	22
Unrealized Depreciation	–	(119)	–	(119)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	122	–	122
Unrealized Depreciation	–	(5)	–	(5)
Interest Rate Swaps*
Unrealized Appreciation	–	534	–	534
Unrealized Depreciation	–	(93)	–	(93)
Over the Counter Swaps
Interest Rate Swaps*
Unrealized Depreciation	–	(28)	–	(28)
Total Other Financial Instruments	8	433	–	441

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,436	$47,885	$(51,239)	$—	$—	$1,082	$80	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2023 (Unaudited)

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
Assets:
Investments, at Value †	$315,052		$186,890
Affiliated Investments, at Value ††	2,905		1,082
Cash	1,037		153
Cash Collateral on Futures	162		326
Cash Collateral on Centrally Cleared Swap Contracts	–		613
Foreign Currency, at Value †††	14		101
Receivable for Fund Shares Sold	3		21
Receivable for Investment Securities Sold	416		2,550
Dividends and Interest Receivable	484		1,059
Unrealized Appreciation on Forward Foreign Currency Contracts	–		22
Foreign Tax Reclaim Receivable	84		–
Receivable for Variation Margin on Swap Contracts	–		9
Receivable for Variation Margin on Futures Contracts	–		44
Prepaid Expenses	36		20
Total Assets	320,193		192,890
Liabilities:
Payable for Investment Securities Purchased	298		7,431
Payable for Fund Shares Redeemed	3		5
Income Distribution Payable	–		2
OTC Swap Contracts, at Value ††††	–		28
Options Written, at Value #	–		94
Payable for Variation Margin on Futures Contracts	6		18
Payable for Variation Margin on Swap Contracts	–		29
Administration Fees Payable	71		23
Shareholder Servicing Fees Payable, Class F	23		11
Unrealized Depreciation on Forward Foreign Currency Contracts	–		119
Trustees Fees Payable	2		1
Investment Advisory Fees Payable	114		46
Accrued Expense Payable	38		53
Total Liabilities	555		7,860
Net Assets	$319,638		$185,030
† Cost of Investments	$240,282		$208,389
†† Cost of Affiliated Investments	2,905		1,082
††† Cost of Foreign Currency	14		91
# Premiums Received on Written Options	–		119
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$245,605		$215,754
Total Distributable Earnings/(Loss)	74,033		(30,724)
Net Assets	$319,638		$185,030
Net Asset Value, Offering and Redemption Price Per Share — Class F	$13.59		$8.56
	($293,930,115 ÷ 21,631,758 shares	)	($144,164,928 ÷ 16,837,703 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$13.56		$8.57
	($25,707,582 ÷ 1,896,026 shares	)	($40,865,124 ÷ 4,770,296 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended August 31, 2023 (Unaudited)

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$3,319	$–
Income from Affiliated Registered Investment Company(1)	103	80
Interest Income	36	3,367
Less: Foreign Taxes Withheld	(128)	–
Total Investment Income	3,330	3,447
Expenses:
Investment Advisory Fees	965	309
Administration Fees	482	177
Shareholder Servicing Fees, Class F Shares	367	173
Professional Fees	31	16
Registration Fees	25	13
Custodian/Wire Agent Fees	19	24
Printing Fees	14	9
Pricing Fees	14	73
Trustees' Fees	4	2
Chief Compliance Officer Fees	1	1
Other Expenses	23	13
Total Expenses	1,945	810
Less:
Waiver of Investment Advisory Fees	(294)	(44)
Reimbursement from Investment Adviser	(115)	(54)
Waiver of Shareholder Servicing Fees, Class F Shares	(367)	(173)
Waiver of Administration Fees	(59)	(52)
Net Expenses	1,110	487
Net Investment Income	2,220	2,960
Net Realized Gain (Loss) on:
Investments	2,402	(2,031)
Futures Contracts	448	(43)
Forward Foreign Currency Contracts	(7)	(53)
Foreign Currency Transactions	4	2
Written Options and Swaptions	–	447
Purchased Options and Swaptions	–	(394)
Foreign Capital Gains Tax	(6)	–
Swap Contracts	–	689
Net Realized Gain (Loss)	2,841	(1,383)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,324	285
Futures Contracts	2	81
Forward Foreign Currency Contracts	–	(42)
Foreign Capital Gains Tax	11	–
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	4	–
Written Options and Swaptions	–	102
Purchased Options and Swaptions	–	(23)
Swap Contracts	–	(793)
Net Change in Unrealized Appreciation (Depreciation)	19,341	(390)
Net Realized and Unrealized Gain (Loss)	22,182	(1,773)
Net Increase in Net Assets Resulting from Operations	$24,402	$1,187

(1)	See Note 5 in the Notes to the Financial Statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended August 31, 2023 (Unaudited) and the year ended February 28, 2023

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
	8/31/2023	2/28/2023	8/31/2023	2/28/2023
Operations:
Net Investment Income	$2,220	$3,340	$2,960	$4,414
Net realized gain (loss)	2,841	(5,074)	(1,383)	(7,560)
Net change in unrealized appreciation (depreciation)	19,341	(24,247)	(390)	(17,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,402	(25,981)	1,187	(20,740)
Distributions:
Class F	—	(9,737)	(1,536)	(3,260)
Class Y	—	(954)	(449)	(1,014)
Total Distributions	—	(10,691)	(1,985)	(4,274)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	3,697	4,210	16,930	4,164
Reinvestment of Dividends & Distributions	—	9,716	1,528	3,243
Cost of Shares Redeemed	(18,655)	(8,704)	(3,774)	(5,563)
Net Increase (Decrease) in Net Assets from Class F Transactions	(14,958)	5,222	14,684	1,844
Class Y:
Proceeds from Shares Issued	2,474	375	4,409	1,498
Reinvestment of Dividends & Distributions	—	952	449	1,013
Cost of Shares Redeemed	(5,697)	(1,182)	(3,496)	(3,044)
Net Increase (Decrease) in Net Assets from Class Y Transactions	(3,223)	145	1,362	(533)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(18,181)	5,367	16,046	1,311
Net Increase (Decrease) in Net Assets	6,221	(31,305)	15,248	(23,703)
Net Assets:
Beginning of Period	313,417	344,722	169,782	193,485
End of Period	$319,638	$313,417	$185,030	$169,782
Capital Share Transactions:
Class F:
Shares Issued	282	325	1,952	466
Shares Issued in Lieu of Dividends & Distributions	—	805	176	366
Shares Redeemed	(1,400)	(677)	(434)	(621)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,118)	453	1,694	211
Capital Share Transactions:
Class Y:
Shares Issued	184	29	516	168
Shares Issued in Lieu of Dividends & Distributions	—	79	51	114
Shares Redeemed	(431)	(93)	(398)	(345)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(247)	15	169	(63)

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

FINANCIAL HIGHLIGHTS

For the six months ended August 31, 2023 (Unaudited) and the years ended February 28 or February 29

For a share outstanding throughout the period/years

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2023@	$12.59	$0.09	$0.91	$1.00	$—	$—	$—	$13.59	7.94%	$293,930	0.69%	1.24%	1.39%	9%
2023	14.12	0.14	(1.23)	(1.09)	(0.13)	(0.31)	(0.44)	12.59	(7.57)	286,483	0.86	1.24	1.07	33
2022	15.20	0.10	1.34	1.44	(0.10)	(2.42)	(2.52)	14.12	8.72	314,736	0.86	1.23	0.61	37
2021	11.71	0.11	3.82	3.93	(0.12)	(0.32)	(0.44)	15.20	33.76	294,671	0.86	1.23	0.87	65
2020	11.93	0.15	0.14	0.29	(0.15)	(0.36)	(0.51)	11.71	2.09	218,926	0.86	1.24	1.19	34
2019	12.53	0.15	(0.13)	0.02	(0.15)	(0.47)	(0.62)	11.93	0.62	229,548	0.82	1.24	1.26	49
Class Y
2023@	$12.57	$0.09	$0.90	$0.99	$—	$—	$—	$13.56	7.88%	$25,708	0.76%	0.98%	1.31%	9%
2023	14.09	0.15	(1.22)	(1.07)	(0.14)	(0.31)	(0.45)	12.57	(7.42)	26,934	0.76	0.99	1.17	33
2022	15.17	0.11	1.35	1.46	(0.12)	(2.42)	(2.54)	14.09	8.82	29,986	0.76	0.98	0.68	37
2021	11.69	0.13	3.81	3.94	(0.14)	(0.32)	(0.46)	15.17	33.84	21,759	0.76	0.98	0.99	65
2020	11.90	0.16	0.15	0.31	(0.16)	(0.36)	(0.52)	11.69	2.28	22,026	0.76	0.99	1.31	34
2019	12.51	0.16	(0.13)	0.03	(0.17)	(0.47)	(0.64)	11.90	0.71	35,207	0.76	0.99	1.31	49
Catholic Values Fixed Income Fund
Class F
2023@	$8.60	$0.15	$(0.09)	$0.06	$(0.10)	$—	$(0.10)	$8.56	0.66%	$144,165	0.54%	0.97%	3.38%	57%
2023	9.87	0.22	(1.27)	(1.05)	(0.22)	—	(0.22)	8.60	(10.70)	130,176	0.71	0.97	2.51	101
2022	10.34	0.15	(0.38)	(0.23)	(0.21)	(0.03)	(0.24)	9.87	(2.29)	147,409	0.71	0.97	1.48	76
2021	10.56	0.19	0.05	0.24	(0.20)	(0.26)	(0.46)	10.34	2.25	137,169	0.71	0.95	1.88	126
2020	9.83	0.25	0.84	1.09	(0.28)	(0.08)	(0.36)	10.56	11.28	115,971	0.71	0.95	2.54	128
2019	9.79	0.25	0.07	0.32	(0.28)	—	(0.28)	9.83	3.29	107,715	0.67	0.96	2.66	159
Class Y
2023@	$8.61	$0.14	$(0.08)	$0.06	$(0.10)	$—	$(0.10)	$8.57	0.70%	$40,865	0.61%	0.72%	3.30%	57%
2023	9.88	0.23	(1.28)	(1.05)	(0.22)	—	(0.22)	8.61	(10.65)	39,606	0.61	0.72	2.60	101
2022	10.35	0.16	(0.38)	(0.22)	(0.22)	(0.03)	(0.25)	9.88	(2.21)	46,076	0.61	0.72	1.58	76
2021	10.56	0.21	0.05	0.26	(0.21)	(0.26)	(0.47)	10.35	2.45	38,212	0.61	0.70	1.99	126
2020	9.84	0.27	0.82	1.09	(0.29)	(0.08)	(0.37)	10.56	11.28	58,798	0.61	0.70	2.62	128
2019	9.81	0.26	0.06	0.32	(0.29)	—	(0.29)	9.84	3.29	35,686	0.61	0.71	2.72	159

@	For the six month period ended August 31, 2023. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
The accompanying notes are an integral part of the financial statements.
Amounts designated as "—" are either $0 or have been rounded to $0.

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Unaudited)

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the

Board of Trustees (the "Board"), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation ("SIMC") as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the "Rule") under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board's designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the "Committee") and has established a Valuation and Pricing Policy to implement the Rule and the Fund's' Valuation and Pricing Policy (together with SIMC's Valuation and Pricing Policy, the "Procedures"). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust's Fair Value Procedures established by the Funds' Board of Trustees and were implemented through a Fair Value Committee designated by the Board. As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a "Pricing Service"). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

SEI Catholic Values Trust

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“Centrally Cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC, through the Committee or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using the Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee.

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023 (Unaudited)

Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each

non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

SEI Catholic Values Trust

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended August 31, 2023, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of August 31, 2023, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market,

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023 (Unaudited)

resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2023, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2023, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time

SEI Catholic Values Trust

of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2023, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e.

fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023 (Unaudited)

Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, for details regarding open swap agreements as of August 31, 2023, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2023, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income

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annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023 (Unaudited)

As of August 31, 2023, the Fixed Income Fund is the seller (“Providing Protection”) on a total notional amount of $16.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$16,138,000	$—	$—	$16,138,000
> than 100	—	—	—	—	—	—
Total	$—	$—	$16,138,000	$—	$—	$16,138,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments and the Statements of Operations.

The fair value of derivative instruments as of August 31, 2023 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$49	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$49			$—

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Fixed Income Fund
Credit Contracts	Unrealized appreciation on swap contracts	$122	†	Unrealized depreciation on swap contracts	$5	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	22		Unrealized loss on forward foreign currency contracts	119
Interest rate contracts	Unrealized appreciation on futures contracts	216	*	Unrealized depreciation on futures contracts	114	*
	Unrealized appreciation on swap contracts	534	†	Unrealized depreciation on swap contracts	121	†
	Investments purchased, at value	57		Options written, at value	94
Total Derivatives not accounted for as hedging instruments		$951			$453

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. Only current day’s variation margin is reported within the Statement of Assets & Liabilities for centrally cleared swap contracts.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023.

SEI Catholic Values Trust

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Catholic Values Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		448		—		—		448
Foreign exchange contracts		—		—		—		(7)		—		(7)
Total		$—		$—		$448		$(7)		$—		$441

Catholic Values Fixed Income Fund	$		$		$		$		$		$
Credit contracts		—		—		—		—		193		193
Foreign exchange contracts		—		—		—		(53)		—		(53)
Interest rate contracts		(394)		447		(43)		—		496		506
Total		$(394)		$447		$(43)		$(53)		$689		$646

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Catholic Values Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		2		—		—		2
Total		$—		$—		$2		$—		$–		$2

Catholic Values Fixed Income Fund	$		$		$		$		$		$
Credit contracts		—		—		—		—		(62)		(62)
Foreign exchange contracts		—		—		—		(42)		—		(42)
Interest rate contracts		(23)		102		81		—		(731)		(571)
Total		$(23)		$102		$81		$(42)		$(793)		$(675)

The following table discloses the average quarterly balances of the Funds’ derivative activity during the six months ended August 31, 2023 ($ Thousands):

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Futures Contracts:
Average Notional Balance Long	$4,650	$19,448
Average Notional Balance Short	–	21,079
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	6,125
Average Notional Balance Short	–	6,233
Credit Default Swaps:
Average Notional Balance Buy Protection	–	166
Average Notional Balance Sell Protection	–	15,093
Interest Rate Swaps
Average Notional Balance	–	29,213
Options/Swaptions:
Average Notional Balance Long†	–	85
Average Notional Balance Short†	–	102

† Represents cost.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023 (Unaudited)

daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Catholic Values Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Catholic Values Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Catholic Values Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Catholic Values Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of August 31, 2023, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
Catholic Values Equity Fund
Brandywine Global Investment Management, LLC
Coho Partners, Ltd.
Copeland Capital Management, LLC
Fred Alger Management, LLC
Lazard Asset Management LLC
Leeward Investments, LLC
Parametric Portfolio Associates, LLC
Allspring Global Investments, LLC
Catholic Values Fixed Income Fund
Income Research & Management
Western Asset Management Company, LLC
Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to the Fund’s Schedule of Investments for details regarding transactions with affiliates for the six months ended August 31, 2023, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The

SEI Catholic Values Trust

Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended August 31, 2023 the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the six months ended August 31, 2023, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
Purchases	$—	$29,268	$29,268
Sales	—	42,239	42,239
Catholic Values Fixed Income Fund
Purchases	105,478	10,890	116,368
Sales	88,054	10,288	98,342

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to gains and losses on passive foreign investment companies and distribution reclassification. The temporary differences are primarily attributable to perpetual bond adjustments, FX mark-to-market, mark-to-market on open futures, straddle loss deferral, deferred start-up costs, and passive foreign investment companies marked to market. There are no permanent differences in the current year that would require a charge or credit to distributable earnings or Paid-in Capital accounts.

The tax character of dividends and distributions during the last two fiscal years was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
2023	$3,477	$7,214	$10,691
2022	19,665	31,890	51,555
Catholic Values Fixed Income Fund
2023	4,274	—	4,274
2022	4,379	—	4,379

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023 (Unaudited)

As of February 28, 2023, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Catholic Values Equity Fund	$215	$—	$(2,841)	$(88)	$—	$52,360	$(15)	$49,631
Catholic Values Fixed Income Fund	71	—	(8,355)	(470)	—	(20,827)	(345)	(29,926)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund	2,841	–	2,841
Catholic Values Fixed Income Fund	3,828	4,527	8,355

During the fiscal year ended February 28, 2023, no Funds used capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at February 28, 2023, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales and PFIC MTM, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2023, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Catholic Values Equity Fund	$243,187	$89,895	$(15,125)	$74,770
Catholic Values Fixed Income Fund	209,471	231	(21,730)	(21,499)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of February 28, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Policy to record interest and penalties, if any.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The market values of the Fixed Income Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank

SEI Catholic Values Trust

loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the

Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023 (Unaudited)

the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk —The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Leverage Risk — The Fund’s use of equity swaps may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest

SEI Catholic Values Trust

rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Manager Risk — The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers' success or failure in implementing the Fund's investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk —The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2023 (Unaudited)

for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2023, SPTC held of record the following:

Catholic Values Equity Fund
Class F	98.79%
Class Y	55.81%
Catholic Values Fixed Income Fund
Class F	97.28%
Class Y	48.63%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. REGULATORY MATTERS

Effective June 30, 2023, the U.K. Financial Conduct Authority stopped compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (composed of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, to replace U.S. dollar LIBOR. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, the

Adjustable Interest Rate Act was signed into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. As of July 1, 2023 and continuing through September 30, 2024, U.K. Financial Conduct Authority has permitted the publishing 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts. Transitioning away from LIBOR may affect the value, liquidity or return of an investment or result in administrative costs or delays.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2023.

SEI Catholic Values Trust

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2023

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2023 through August 31, 2023).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,079.40	0.69%	$3.61
Class Y	1,000.00	1,078.80	0.76	3.97
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.69%	$3.51
Class Y	1,000.00	1,021.32	0.76	3.86

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,006.60	0.54%	$2.72
Class Y	1,000.00	1,007.00	0.61	3.08
Hypothetical 5% Return
Class F	$1,000.00	$1,022.42	0.54%	$2.75
Class Y	1,000.00	1,022.07	0.61	3.10

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

SEI Catholic Values Trust

REVIEW OF THE LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

August 31, 2023

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 20-22, 2023 the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2022 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period. The SIMC Liquidity Risk Oversight Committee noted that additional monitoring processes have been implemented.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Catholic Values Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Catholic Values Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

At the March 20-22, 2023 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the first half of the Trust’s fiscal year on June 12-14, 2023. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Catholic Values Trust

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Catholic Values Trust

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SEI Catholic Values Trust/Semi-Annual Report/August 31, 2023

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Katherine Mason

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Donald Duncan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-199 (8/23)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees (the "Board"). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: November 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: November 8, 2023

By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer

Date: November 8, 2023